                                                                File No. 2-33566
                                                                        811-1886

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [_]

              Pre-Effective Amendment No. __                                [_]


              Post-Effective Amendment No.  50                              [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [_]


              Amendment No.  25                                             [X]



                           SELIGMAN CAPITAL FUND, INC.
               (Exact name of registrant as specified in charter)



                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450



      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of rule 485


[_] on May 1, 1995 pursuant to paragraph (b) of rule 485

[X] 60 days after filing pursuant to paragraph (a)(i) of rule 485


[_] on (date) pursuant to paragraph (a)(i) of rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of rule 485

[_] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for Registrant's most recent fiscal year will be filed with the Commission on or about February 28, 1996.

                                                                File No. 2-33566
                                                                        811-1886

                           SELIGMAN CAPITAL FUND, INC.
                         POST-EFFECTIVE AMENDMENT NO. 50
                              CROSS REFERENCE SHEET
                            Pursuant to Rule 481 (a)



Item in Part A of Form N-1A                               Location in Prospectus
 1.     Cover Page                                        Cover Page

 2.     Synopsis                                          Summary of Fund Expenses

 3.     Condensed Financial Information                   Financial Highlights

 4.     General Description of Registrant                 Cover Page; Organization and Capitalization

 5.     Management of the Fund                            Management Services

 5a.    Manager's Discussion of Fund Performance          Management Services

 6.     Capital Stock and Other Securities                Organization and Capitalization

 7.     Purchase of Securities Being Offered              Alternative  Distribution  System;  Purchase  of Shares;  Administration,
                                                          Shareholder Services and Distribution Plan


 8.     Redemption or Repurchase                          Telephone   Transactions;   Redemption  of  Shares;  Exchange  Privilege;
                                                          Further Information About Transactions In The Fund


 9.     Pending Legal Proceedings                         Not applicable

Item in Part B of Form N-1A                               Location in Statement of Additional Information
10.     Cover Page                                        Cover Page

11.     Table of Contents                                 Table of Contents

12.     General Information and History                   General Information; Appendix

13.     Investment Objectives and Policies                Investment Objectives, Policies And Risks; Investment Limitations

14.     Management of the Registrant                      Management and Expenses

15.     Control Persons and Principal                     Directors and Officers
        Holders of Securities

16.     Investment Advisory and Other Services            Management and Expenses; Distribution Services

17.     Brokerage Allocation                              Portfolio   Transactions;   Administration,   Shareholder   Services  and
                                                          Distribution Plan


18.     Capital Stock and Other Securities                General Information


19.     Purchase, Redemption and Pricing                  Purchase and Redemption of Fund Shares;
         of Securities being Offered                      Valuation

20.     Tax Status                                        Federal Income Taxes (Prospectus)

21.     Underwriters                                      Distribution Services


22.     Calculation of Performance Data                   Performance Information


23.     Financial Statements                              Financial Statements

                          SELIGMAN CAPITAL FUND, INC.

                                100 Park Avenue
                               New York, NY 10017
                    New York City Telephone: (212) 850-1864
       Toll-Free Telephone: (800) 221-2450 all continental United States
     For Retirement Plan Information -- Toll-Free Telephone: (800) 445-1777


                                                                   April  , 1996



     Seligman Capital Fund, Inc. (the 'Fund') is a mutual fund which invests to produce capital appreciation. Current income is not an objective. Investment advisory and management services are provided to the Fund by J. & W. Seligman & Co. Incorporated (the 'Manager') and, to the extent requested by the Manager in respect of foreign assets, Seligman Henderson Co. (the 'Subadviser'). The Fund's distributor is Seligman Financial Services, Inc., an affiliate of the Manager. For a description of the Fund's investment objective and policies, including the risk factors associated with an investment in the Fund, see 'Investment Objective, Policies And Risks.' There can be no assurance that the Fund's investment objective will be achieved.



     The Fund offers three classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25 of 1% of the average daily net asset value of the Class A shares. Class B shares are sold without an initial sales load but are subject to a contingent deferred sales load ('CDSL'), if applicable, of 5% on redemptions in the first year after issuance of such shares, declining to 1.00% in the sixth year and 0.00% thereafter, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class B shares. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of issue. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on certain redemptions within one year of purchase, an annual distribution fee of up to .75 of 1% and an annual service fee of up to
 .25 of 1% of the average daily net asset value of the Class D shares. Any CDSL payable upon redemption of Class B or Class D shares will be assessed on the lesser of the current net asset value or the original purchase price of the shares redeemed. See 'Alternative Distribution System.' Shares of the Fund may be purchased through any authorized investment dealer.


     This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
   BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT
      INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                        PAGE
Summary Of Fund Expenses.............................     2
Financial Highlights.................................     3
Alternative Distribution System......................     4
Investment Objective, Policies And Risks.............     6
Management Services..................................     8
Purchase Of Shares...................................    10
Telephone Transactions...............................    15
Redemption Of Shares.................................    16

                                                        PAGE
Administration, Shareholder Services And Distribution
  Plan...............................................    18
Exchange Privilege...................................    19
Further Information About Transactions In The Fund...    21
Dividends And Distributions..........................    21
Federal Income Taxes.................................    22
Shareholder Information..............................    23
Advertising The Fund's Performance...................    25
Organization And Capitalization......................    26

                            SUMMARY OF FUND EXPENSES


                                                                       CLASS A            CLASS B            CLASS D
                                                                        SHARES            SHARES             SHARES
                                                                    --------------    ---------------    ---------------
                                                                    (INITIAL SALES    (DEFERRED SALES    (DEFERRED SALES
                                                                         LOAD              LOAD               LOAD
SHAREHOLDER TRANSACTION EXPENSES                                     ALTERNATIVE)      ALTERNATIVE)       ALTERNATIVE)
     Maximum Sales Load Imposed on Purchases ....................        4.75%             None               None
       (as a percentage of offering price)
     Sales Load on Reinvested Dividends..........................      None                None               None
     Deferred Sales Load (as a percentage of original ...........      None           5% in 1st year     1% in 1st year
       purchase price or redemption proceeds,                                         4% in 2nd year     None thereafter
       whichever is lower)                                                             3% in 3rd and
                                                                                         4th year
                                                                                      2% in 5th year
                                                                                      1% in 6th year
                                                                                      None thereafter
     Redemption Fees.............................................      None              None               None
     Exchange Fees...............................................      None              None               None
ANNUAL FUND OPERATING EXPENSES FOR 1995                                CLASS A           CLASS B*            CLASS D
(as a percentage of average net assets)                             --------------    ---------------    ---------------
     Management Fees.............................................         .51%              .51%               .51%
     12b-1 Fees..................................................         .22%             1.00%**            1.00%**
     Other Expenses..............................................         .36%              .36%               .36%
                                                                         -----             -----              -----
     Total Fund Operating Expenses...............................        1.09%             1.87%              1.87%
                                                                         -----             -----              -----
                                                                         -----             -----              -----



     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in sales loads are available in certain circumstances. The contingent deferred sales loads on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of purchase, respectively. The 'Other Expenses' disclosed for Class D shares have been restated to reflect the expense allocation methodology being used by the Fund. For more information concerning reduction in sales loads and for a more complete description of the various costs and expenses, see 'Purchase Of Shares,' 'Redemption Of Shares' and 'Management Services' herein. The Fund's Administration, Shareholder Services and Distribution Plan, to which the caption '12b-1 Fees' relates, is discussed under 'Administration, Shareholder Services and Distribution Plan' herein.



EXAMPLE                                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                           ------     -------     -------     --------
You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time
period..........................................................Class A     $ 58        $81        $105         $174
                                                                Class B`D'  $ 69        $89        $121         $199
                                                                Class D     $ 29`D'`D'  $59        $101         $219


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.


 * Expenses for Class B shares are estimated because no shares of that Class were outstanding in the year ended December 31, 1995.


** Includes an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%. Pursuant to the Rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class B and Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each Class. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.


 `D' Assuming (1) 5% annual return and (2) no redemption at the end of the period, the expenses on a $1,000 investment would be $19 for 1 year, $59 for 3 years and $101 for 5 years. The 10 year expense amount accounts for the conversion to Class A at the end of 8 years.


`D'`D' Assuming (1) 5% annual return and (2) no redemption at the end of one year, the expenses on a $1,000 investment would be $19.

                              FINANCIAL HIGHLIGHTS


     The  financial highlights for the Fund's Class  A shares and Class D shares
for the periods presented below have been audited by                           ,
independent auditors. This information, which is derived from the financial and accounting records of the Fund, should be read in conjunction with the financial statements and notes contained in the 1995 Annual Report, which may be obtained by calling or writing the Fund at the telephone numbers or address provided on the cover page of this Prospectus. Financial highlights are not presented for the Class B shares because no shares of that Class were outstanding during the periods set forth below.



     The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Fund's beginning net asset value to its ending net asset value so that they may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.


     The total return based on net asset value measures the Fund's performance assuming investors purchased Fund shares at the net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales loads investors may incur in purchasing or selling shares of the Fund. Total returns for periods of less than one year are not annualized.


                                                                           CLASS A
                              --------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31
                              --------------------------------------------------------------------------------------------------
                               1995/x/  1994/x/     1993      1992      1991      1990      1989      1988      1987      1986
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period......................   $13.17    $15.95    $17.04    $16.66    $12.45    $12.38    $10.41    $11.02    $12.72    $12.82
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net investment income
 (loss)......................     (.02)     (.06)     (.03)      .02       .03       .06       .08       .04      (.03)      .03
Net realized and unrealized
 investment gain (loss)......     4.74     (1.12)      .84      1.89      6.66       .11      3.25       .22      (.29)     2.30
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Increase (decrease) from
 investment operations.......     4.72     (1.18)      .81      1.91      6.69       .17      3.33       .26      (.32)     2.33
Distributions from net gain
 realized....................    (2.30)    (1.60)    (1.90)    (1.53)    (2.48)     (.10)    (1.36)     (.87)    (1.38)    (2.43)
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net increase (decrease) in
 net asset value.............     2.42     (2.78)    (1.09)      .38      4.21       .07      1.97      (.61)    (1.70)     (.10)
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Net asset value, end of
 period......................   $15.59    $13.17    $15.95    $17.04    $16.66    $12.45    $12.38    $10.41    $11.02    $12.72
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                              --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
TOTAL RETURN BASED ON NET
 ASSET VALUE.................    37.32%    (7.06)%    4.80%    11.56%    54.67%     1.38%    32.44%     2.47%    (2.59)%   17.81%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
 assets**....................     1.09%     1.13%     1.13%      .96%     1.01%      .92%      .88%      .99%      .83%      .78%
Net investment income (loss)
 to average net assets.......     (.11)%    (.39)%    (.17)%     .11%      .25%      .47%      .67%      .36%     (.69)%    1.01%
Portfolio turnover...........   103.60%    70.72%    46.84%    42.32%    42.20%    23.05%    49.51%    92.07%    72.61%    32.06%
Net assets, end of period
 (000's omitted)............. $215,688  $162,556  $196,212  $198,063  $172,676  $120,759  $124,623  $114,564  $151,965  $186,732




                                                 CLASS D
                               --------------------------------------------
                                          YEAR ENDED DECEMBER 31
                               --------------------------------------------
                                                                  5/3/93*
                                 1995            1994           TO 12/31/93
                               --------       ----------        -----------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 period......................    $12.82          $15.86            $16.43
                               --------           -----             -----
Net investment income
 (loss)......................      (.14)           (.33)             (.08)
Net realized and unrealized
 investment gain (loss)......      4.56           (1.11)             1.41
                               --------           -----             -----
Increase (decrease) from
 investment operations.......      4.42           (1.44)             1.33
Distributions from net gain
 realized....................     (2.30)          (1.60)            (1.90)
                               --------           -----             -----
Net increase (decrease) in
 net asset value.............      2.12           (3.04)             (.57)
                               --------           -----             -----
Net asset value, end of
 period......................    $14.94          $12.82            $15.86
                               --------           -----             -----
                               --------           -----             -----
TOTAL RETURN BASED ON NET
 ASSET VALUE.................     35.98%          (8.75)%            8.12%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net
 assets**....................      2.02%           2.66%             2.26%`D'
Net investment income (loss)
 to average net assets.......     (1.06)%          (2.28)%          (1.32)%`D'
Portfolio turnover...........    103.60%          70.72%            46.84%`D'`D'
Net assets, end of period
 (000's omitted).............    $9,137         $ 3,179           $ 2,749


------------

'/x/' Per share amounts for the years 1995 and 1994, are calculated based on average shares outstanding.

 *     Commencement of offering of Class D shares.

 **    Excludes interest expense of $262,586 in 1987 and $320,583 in 1986.

 `D'   Annualized.
`D'`D' For the year ended December 31, 1993.


The data provided above reflects historical information and therefore through April 10, 1991 has not been adjusted to reflect the effect of the increased management fee approved by shareholders on April 10, 1991, and through December 31, 1992, does not reflect the effect of the Administration, Shareholder Services and Distribution Plan which was approved on November 23, 1992 and became effective on January 1, 1993.

ALTERNATIVE DISTRIBUTION SYSTEM


     The Fund offers three classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing charges. Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing charges, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges and either a CDSL for a one-year period or a CDSL for a six-year period with an automatic conversion to Class A shares after eight years.


     Investors who qualify for reduced sales loads, as described under 'Purchase Of Shares' below, might choose to purchase Class A shares because Class A shares would be subject to lower ongoing fees. The amount invested in the Fund, however, is reduced by the initial sales load deducted at the time of purchase.


     Investors who do not qualify for reduced initial sales loads but expect to maintain their investment for an extended period of time might also choose to purchase Class A shares because over time the accumulated continuing distribution fee of Class B and Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the distribution fees on Class B and Class D will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares. In addition, Class B shares will be converted into Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.



     Alternatively, some investors might choose to have all of their funds invested initially in Class B or Class D shares, although remaining subject to a higher continuing distribution fee and for a six-year or one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class B or Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class D shares' 1% distribution fee, other expenses charged to each class, fluctuations in net asset value or the effect of the return on the investment over this period of time.



     Investors should bear in mind that total asset based sales charges (i.e., the higher continuing distribution fee plus the CDSL) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on a purchase of the same amount of Class A or Class D shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.



     Investors should understand that the purpose and function of the initial sales charges with respect to Class A shares is the same as those of the deferred sales charges and higher distribution fees with respect to Class B and Class D shares in that the sales charges applicable to each class provide for the financing of the distribution of the shares of the Fund.


     Class B and Class D shares are subject to the same ongoing distribution and service fees but Class D shares are subject to a CSDL for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class D shares, Class B shares convert to Class A shares, which are subject to lower ongoing distribution and service fees.



     The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the '1940 Act'), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B and Class D shares bear higher distribution fees, which will cause the Class B and Class D shares to pay lower dividends than the Class A shares. The three classes also have separate exchange privileges.



     The Directors of the Fund believe that no conflict of interest currently exists between the Class A, Class B and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.



     DIFFERENCES BETWEEN CLASSES. The primary distinctions between Class A, Class B and Class D shares are their sales load structures and ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund or another mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.



                                ANNUAL 12B-1 FEES
               INITIAL         (AS A % OF AVERAGE            OTHER
              SALES LOAD        DAILY NET ASSETS)         INFORMATION
           ----------------    -------------------    -------------------

CLASS A    Maximum initial     Service fee of         Initial sales load
           sales load of       .25%.                  waived or reduced
           4.75% of the                               for certain
           public offering                            purchases.
           price.

CLASS B    None                Service fee of         CDSL of:
                               .25%;                  5% in 1st year
                               Distribution fee       4% in 2nd year
                               of .75% until          3% in 3rd
                               conversion.*           and 4th years
                                                      2% in 5th year
                                                      1% in 6th year
                                                      0% after 6th year.

CLASS D    None                Service fee of         CDSL of 1% on
                               .25%;                  redemptions within
                               Distribution fee       one year of
                               of .75%.               purchase.


                                                         (footnote on next page)

* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period of the shares acquired.


INVESTMENT OBJECTIVE, POLICIES AND RISKS

     The Fund is an open-end diversified management investment company, as defined in the 1940 Act, or mutual fund, incorporated in Maryland in 1968.

     The Fund seeks to produce capital appreciation for its shareholders by investing primarily in common stock. Current income is not an objective. It may invest in securities convertible into or exchangeable for common stocks, common stock purchase warrants and rights, debt securities and preferred stocks believed to provide capital appreciation opportunities. The Fund may also hold cash, U.S. Government securities, commercial paper or other investment grade debt securities. The Fund may borrow money to increase its portfolio of securities. Investing for capital appreciation and borrowing ordinarily expose capital to added risk. Shares of the Fund are intended for you only if you are able and willing to take such risk. There can be no assurance that the Fund's investment objective will be attained.

     Common stocks, for the most part, are selected for their near or intermediate-term prospects. They may be stocks believed to be underpriced or stocks of growth companies, cyclical companies or companies believed to be undergoing a basic change for the better. They may be stocks of established, well-known companies or of newer, less-seasoned companies believed to have better-than-average prospects. The principal criterion for choice of investments is capital appreciation possibilities. Risk is tempered by diversification of investments, and concentration of investments in any one industry is avoided, except under unusual circumstances.

     Securities owned are kept under continuing supervision, and changes may be made whenever such securities no longer seem to meet the Fund's appreciation objective. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of the Fund's portfolio is considered a limiting factor on such changes. The Fund's rate of portfolio turnover may vary with such changes. A high rate of portfolio turnover in any year will result in the payment by the Fund from capital of above-average amounts of brokerage commissions and may result in the payment by shareholders of above-average amounts of taxes on realized investment gain. Any short-term gain realized on securities sold will be taxed to shareholders as ordinary income.


     BORROWING. The Fund may from time to time borrow money to increase its portfolio of securities. It may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. The Fund may pledge its assets only to the extent necessary to effect permitted borrowings of up to 15% of its total assets on a secured basis and to enter into escrow arrangements in connection with the sales of permitted call options. These limits may be changed only by a vote of the shareholders. Current asset value coverage of three times any amount borrowed is required at all times.


     Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit the Fund's net investment income in any given period.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers or dealers, banks or other institutional borrowers of securities. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower.


     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the '1933 Act')) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to 'qualified institutional buyers' under Rule 144A of the 1993 Act, and the Manager, acting pursuant to procedures approved by the Fund's Board of Directors may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for restricted securities offered and sold under Rule 144A will develop. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


     FOREIGN   SECURITIES.  The  Fund   may  invest  in   commercial  paper  and
certificates of deposit issued by foreign banks and may invest in other securities of foreign issuers, directly or through American Depository Receipts ('ADRs'), European Depository Receipts ('EDRs') or Global Depository Receipts ('GDRs') (collectively, 'Depository Receipts'). Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than those in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers. Depository Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are typically traded in Europe and in both Europe and the United States, respectively. Depository Receipts may be issued under sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depository Receipt. In unsponsored programs, the issuers may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored Depository Receipt programs are generally similar, the issuers of securities represented by unsponsored Depository Receipts are not obligated to disclose material information in the United States, and therefore, the import of such information may not be reflected in the market value of such receipts. The Fund may invest up to 10% of its total assets in foreign securities that it holds directly, but this 10% limit does not apply to foreign securities held through Depository Receipts which are traded in the United States or to commercial paper and certificates of deposit issued by foreign banks.


     GENERAL. Except as noted above, the foregoing investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of the Fund's outstanding voting securities. As a matter of policy, the Board would not change the Fund's investment objective of seeking to produce capital appreciation without such a vote. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a 'vote of a majority of the outstanding voting securities' of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholder's meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

     THE MANAGER. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement approved by the Board and the shareholders of the Fund, the Manager manages the investments of the Fund and administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.


     The Manager also serves as manager of sixteen other investment companies which, together with the Fund, comprise the 'Seligman Group.' These companies are: Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $11.4 billion at January 31, 1996. The Manager also provides investment management or advice to institutional accounts having an aggregate value at January 31, 1996 of approximately $4.0 billion.


     Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Fund. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     The Manager provides senior management for Seligman Data Corp., a wholly owned subsidiary of the Fund and certain other investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.


     The Manager is entitled to receive a management fee, calculated daily and payable monthly, based on a percentage of the daily net assets of the Fund. In 1995, the management fee paid by the Fund was equal to an annual rate of .51% of the average daily net assets of the Fund. The method for determining the management fee is set forth in the Appendix.



     The Fund pays all of its expenses other than those assumed by the Manager. Total expenses of the Fund's Class A and Class D shares, respectively, for the year ended December 31, 1995 amounted to 1.09% and 2.02%, respectively, of the average daily net assets of each class. No Class B shares of the Fund were outstanding during this period.



     THE SUBADVISER. Seligman Henderson Co. (the 'Subadviser') serves as Subadviser to the Fund with respect to all or a portion of the Fund's foreign investments as designated by the Manager ('Qualifying Assets'). The Fund has a non-fundamental policy under which it may invest up to 10% of its total assets in foreign securities that are held directly. The 10% limit does not apply to foreign securities held through Depository Receipts which are traded in the United States or to commercial paper or certificates of deposit issued by foreign banks. The Subadviser serves the Fund pursuant to a Subadvisory Agree-ment with the Manager (the 'Subadvisory Agreement'), dated June 1, 1994. The Subadvisory Agreement provides that the Subadviser shall provide, with respect to the Qualifying Assets, investment management services including investment research, advice and supervision, determines which securities will be purchased or sold, makes purchases and sales on behalf of the Fund and determines how voting and other rights with respect to securities held by the Fund shall be exercised, subject in each case to the control of the Board of Directors and in accordance with the Fund's investment objectives, policies and principles. For this service, the Subadviser receives a fee from the Manager, calculated pursuant to the method set forth in the Appendix. For the period January 1, 1995 through December 31, 1995, the Fund did not require the services of the Subadviser.



     The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. The Subadviser, headquartered in New York, was created to provide international and global investment advice to institutional and individual investors and investment companies in the United States. The Subadviser currently serves as subadviser to Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc., the Global Portfolio and Global Smaller Companies Portfolio of Seligman Portfolios, Inc. and Tri-Continental Corporation. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.



     PORTFOLIO MANAGER. Loris D. Muzzatti, Managing Director of the Manager since January 1991, has been Vice President of the Fund since October 1987 and Portfolio Manager since December 1988. He also is Vice President and Portfolio Manager of Seligman Growth Fund and Vice President of Seligman Portfolios, Inc. ('SPI') and Portfolio Manager of SPI's Seligman Capital Portfolio. Mr. Muzzatti, who joined the Manager in 1985, also manages a portion of the Manager's institutional accounts.



     The Subadviser's International Policy Group will have overall responsibility for directing and overseeing all aspects of foreign investment activity for the Fund and will provide international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate. Mr. Iain C. Clark, a Managing Director and Chief Investment Officer of the Subadviser, will be responsible for the day-to-day foreign investment activity of the Fund, to the extent there are Qualifying Assets. Mr. Clark, who joined the Subadviser in 1992, is also a Director of Henderson
Administration   Group  plc.   He  was   previously  a   Director  of  Henderson
International, Ltd. and Secretary, Treasurer and Vice President of Henderson International, Inc.



     The Manager's discussion of the Fund's performance as well as a line graph illustrating comparative performance information between the Fund, the Standard & Poor's 500 Composite Stock Price Index and the Lipper Capital Appreciation Fund Average is included in the Fund's 1995 Annual Report to Shareholders. Copies of the 1995 Annual Report may be obtained, without charge, by calling or writing the Fund at the telephone numbers or address listed on the cover page of this Prospectus.



     PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities, the Manager and the Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates and research and analysis received may be useful to the Manager or the Subadviser in connection with its services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

     Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager and Subadviser may consider sales of shares of the Fund and, if permitted by applicable laws, may consider sales of shares of the other funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

PORTFOLIO TURNOVER

     A change in securities held by the Fund is known as 'portfolio turnover' which may result in the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Manager and Subadviser believe such changes will strengthen the Fund's portfolio. The portfolio turnover of the Fund is not expected to exceed 100%.

PURCHASE OF SHARES

     Seligman Financial Services, Inc. ('SFSI'), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, New York 10017.


     The Fund issues three classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; Class B shares are sold to investors choosing to pay no initial sales load, a higher distribuiton fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on redemptions within one year of purchase. See 'Alternative Distribution System' above.


     Shares of the Fund may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under 'Class A Shares -- Initial Sales Load' below.


     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND IS $1,000 (EXCEPT FOR AN ACCOUNT BEING ESTABLISHED PURSUANT TO THE INVEST-A-CHECK'r' SERVICE); SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS THAT DO NOT SATISFY THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK'r' SERVICE OR THE SELIGMAN TIME HORIZON MATRIX'sm'.



     Orders received by an authorized dealer before the close of the New York Stock Exchange ('NYSE') (normally, 4:00 p.m. Eastern time) and accepted by SFSI before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Fund's net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, the applicable sales load. Orders accepted by dealers after the close of the NYSE, or received by SFSI after the close of business, will be executed at the Fund's net asset value as next determined plus, in the case of Class A shares, the applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.


     Payment for dealer purchases may be made by check or by wire. To wire payments, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C Seligman Capital Fund, Inc. (A or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.


     Current shareholders may purchase additional shares at any time through any authorized dealer or by sending a check payable to the 'Seligman Group of Funds,' directly to P.O. BOX 3936, NEW YORK, NY 10008-3936. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should include the shareholder's name, address, account number, name of Fund and class of shares. If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. Orders sent directly to Seligman Data Corp. will be executed at the Fund's net asset value next determined after the order is accepted plus, in the case of Class A shares, the applicable sales load.



     Seligman Data Corp. will charge a $10.00 service fee for checks returned to it marked 'unpaid.' This charge may be deducted from the shareholder's account. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account.



     VALUATION. The net asset value of the Fund's shares is determined each day, Monday through Friday, as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Net asset value is calculated separately for each class. Securities traded on a U.S. or foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value as of such date unless the Board determines that amortized cost value does not represent fair market value.



     Although the legal rights of Class A, Class B and Class D shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class D shares. In addition, net asset value per share of the three classes will be affected to the extent any other expense differs among classes.


     CLASS A SHARES -- INITIAL SALES LOAD. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See 'Administration, Shareholder Services and Distribution Plan' below.

          CLASS A SHARES -- SALES LOAD SCHEDULE

                            SALES LOAD AS A
                             PERCENTAGE OF        REGULAR
                         ---------------------    DEALER
                                    NET AMOUNT   DISCOUNT
                                     INVESTED    AS A % OF
       AMOUNT OF         OFFERING   (NET ASSET   OFFERING
       PURCHASE           PRICE       VALUE)       PRICE
       ---------         --------   ----------   ---------

 Less than $   50,000      4.75%       4.99%        4.25%
$   50,000-    99,999      4.00        4.17         3.50
   100,000-   249,999      3.50        3.63         3.00
   250,000-   499,999      2.50        2.56         2.25
   500,000-   999,999      2.00        2.04         1.75
 1,000,000- 3,999,999      1.00        1.01          .90
 4,000,000-   or more*        0           0            0

------------
*  Dealers  will  receive  a  fee  of  .15%  on  sales  of
  $4,000,000 or more.


     SFSI shall pay broker/dealers, from its own resources, an additional fee in respect of certain investments in Class A shares of the Seligman Mutual Funds by an 'eligible employee benefit plan' (as defined below under 'Special Programs') which are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial front-end sales load was not paid because either (i) the participating eligible employee benefit plan has at least $1 million invested in the Seligman Mutual Funds or (ii) the participating employer has at least 50 eligible employees to whom such plan is made available. The fee, which is paid monthly, is a percentage of the average daily net asset value of eligible shares based on the length of time the shares have been invested in an eligible Seligman Mutual Fund, as follows: for shares held up to 1 year, .50% per annum; for shares held more than 1 year up to 2 years, .25% per annum; for shares held from 2 years up to 5 years, .10% per annum; and nothing thereafter.


     REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a 'single person,' including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.


  VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with a front-end sales load reaches levels indicated in the above sales load schedule.



  THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in Class A shares of the other Seligman Mutual Funds sold with a sales load with the total net asset value of shares of those funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts.



  A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced sales loads, based upon the total amount the investor intends to purchase plus the total net asset value of shares of the other Seligman Mutual Funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired through an exchange of shares of another Seligman Mutual Fund on which there was a sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate that the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see 'Terms and Conditions' on page 28.



     SPECIAL PROGRAMS. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager and their spouses (and family members of the foregoing). Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organizations controlled by any of the foregoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.



     Class A shares also may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; and to 'eligible employee benefit plans' (i) which have at least $1 million invested in the Seligman Group of Mutual Funds or (ii) of employers who have at least 50 U.S. employees to whom such plan is made available and, regardless of the number of employees, if such plan is established and maintained by any dealer that has a sales agreement with SFSI. 'Eligible employee benefit plans' means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.



     Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Participants in such plans are eligible for reduced sales loads based solely on their individual investments.



     CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.



YEARS SINCE ISSUANCE                                  CDSL
--------------------                                  ----

less than 1 year...................................    5%
1 year or more but less than 2 years...............    4%
2 years or more but less than 4 years..............    3%
4 years or more but less than 5 years..............    2%
5 years or more but less than 6 years..............    1%
6 years or more....................................    0%



     Class B shares are also subject to an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after issuance, Class B shares will convert automatically into Class A shares of the Fund, which are subject to an annual service fee of .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked onto the holding period for the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through the exchange privilege will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.



     CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not convert to Class A shares.



     CONTINGENT DEFERRED SALES CHARGE. A CDSL will be imposed on any redemption of Class B or Class D shares which were purchased during the preceding six years (for Class B shares) or twelve months (for Class D shares); however, no such charge will be imposed on shares acquired through the investment of dividends or distributions from any Class B or Class D shares of mutual funds within the Seligman Group. The amount of any CDSL will be paid to and retained by SFSI.



     To minimize the application of the CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions will be redeemed first; followed by shares purchased at least one year prior to the redemption (in the case of Class D Shares) or six years prior to redemption (in the case of Class B Shares). Shares held for the longest period of time within the applicable period will then be redeemed. Additionally, for those shares determined to be subject to the CDSL, the application of the CDSL will be made to the current net asset value or original purchase price, whichever is less.



     For example, assume an investor purchased 100 Class D shares in January at a price of $10.00 per share. During the first year, 5 additional Class D shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 Class D shares are purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 Class D shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:



Total shares to be redeemed
  (122.449 @ $12.25) as follows:..............   $1,500.00
                                                 =========
Dividend/Distribution shares
  (5 @ $12.25)................................   $   61.25
Shares held more than 1 year (100 @ $12.25)...    1,225.00
Shares held less than 1 year subject to CDSL
  (17.449 @ $12.25)...........................      213.75
                                                 ---------
  Gross proceeds of redemption................   $1,500.00
  Less CDSL (17.449 shares @
     $12.00 = $209.39 X 1% = $2.09)...........       (2.09)
                                                 ---------
  Net proceeds of redemption..................   $1,497.91
                                                 =========


     For Federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The CDSL will be waived or reduced in the following instances:

     (a) on redemptions following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the 'Code'); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the

Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account ('IRA') due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA; (c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; and
(f) in connection with the redemption of Class B or Class D shares of the Fund if the Fund is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction.



     If, with respect to a redemption of any Class B or Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion of the payment made by the SFSI at the time of sale.



     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the mutual funds in the Seligman Group. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


TELEPHONE TRANSACTIONS



     A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER-DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.



     For investors who purchase shares by completing and submitting an Account Application (except those accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker-dealer of record, as designated on the Account Application, will automatically receive telephone transaction privileges.



     For investors who purchase shares through a broker-dealer: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker-dealer of record.



     For accounts registered as IRAs: Telephone Services will include only exchanges or address changes.

     For accounts registered as trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans: Telephone services are not available.



     All funds with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental election application.



     For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone transaction services, authorizes each of the other owners to effect telephone transactions on his or her behalf.



     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (See 'Redemption Of Shares' below.) Use of these other redemption or exchange procedures will result in the redemption request being processed at a later time than if telephone transactions had been used, and the Fund's net asset value may fluctuate during such periods.



     The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls, requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. Telephone services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER-DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of termination of telephone transaction services will be sent to the shareholder at the address of record.


REDEMPTION OF SHARES

     A shareholder may redeem shares held in book credit form without charge (except a CDSL, if applicable) at any time by SENDING A WRITTEN REQUEST to Seligman Data Corp., 100 Park Avenue, New York, New York, 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form, by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by all share owners exactly as their name(s) appear(s) on

                          THE SELIGMAN GROUP OF FUNDS
                              Account Application



Please make your investment check payable to the 'Seligman Group of Funds' and mail it with this completed Application to:



Seligman Data Corp.
100 Park Avenue/2nd Floor
New York, NY 10017
(800) 221-2450



TO OPEN A SELIGMAN IRA, SEP OR PENSION/
PROFIT SHARING PLAN, A SEPARATE ADOPTION
AGREEMENT IS REQUIRED. PLEASE CALL
RETIREMENT PLAN SERVICES FOR MORE
INFORMATION AT (800) 445-1777.

--------------------------------------------------------------------------------
1. ACCOUNT REGISTRATION
--------------------------------------------------------------------------------




    TYPE OF   [ ] INDIVIDUAL   [ ] MULTIPLE OWNERS   [ ] GIFT/TRANSFER TO MINOR
    ACCOUNT       Use Line 1       Use Lines 1, 2 & 3    Use Line 4

    TYPE OF    [ ] OTHER (Corporations, Trusts, Organizations, Partnerships,
    ACCOUNT    Use Line 5






   Multiple   Owners  will  be  registered  as   Joint  Tenants  with  Right  of
Survivorship.
   The first name and Social Security or Taxpayer ID Number on line 1, 4 or 5 below will be used for IRS reporting.



NAME (Minors cannot be legal owners)    PLEASE PRINT OR TYPE



      1.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number



      2.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number




      3.  ------------------------------------------------------------------------------------     -----------------      ---------
                             First                    Middle                    Last                Social Security       Birthdate
                                                                                                         Number



      4.                                                     , as custodian for                                 under the
          --------------------------------------------------                    -----------------------------             ---------
                          Custodian (one only)                                             Minor (one only                   State

          Uniform Gift Transfer to Minors Act -------------------------------  until age ----------------------  ------------------
                                               Minor's Social Security Number             (Not more than 21)      Minor's Birthdate



      5.  -----------------------------------------------------------------------------------------------      --------------------
          Name of Corporation or Other Entity. If a Trust, also complete below.                                     Tax ID Number




   TYPE OF TRUST ACCOUNT:   [ ] Trust    [ ] Guardianship    [ ] Conservatorship

                            [ ] Estate   [ ] Other _____________________________




   Trustee/Fiduciary Name _____________________ Trust Date _____________________



   Trust Name ____________________, for the benefit of (FBO) ___________________



--------------------------------------------------------------------------------
2. MAILING ADDRESS
--------------------------------------------------------------------------------



ADDRESS                                                                    TELEPHONE
                                                                           (          )                (     )
_________________________________________________________________________  ____________  ___________    _____ ______________
Street Address or P.O. Box                                                 Daytime                     Evening


__________________________________________________________________________  U.S. CITIZEN?  [ ] Yes  [ ] No ________________________
City                            State                           Zip                                        If no, indicate country

--------------------------------------------------------------------------------
3. INVESTMENT SELECTION
--------------------------------------------------------------------------------



  Please indicate the dollar amount(s) you would like to invest in the space provided below. Minimum initial investment is $1,000 per Fund ($2,500 for Seligman Communications and Information Fund) except for accounts established concurrently with the Invest-A-Check Service (see section 6-J. of this application). IF MORE THAN ONE FUND IS SELECTED, ACCOUNTS MUST HAVE IDENTICAL REGISTRATIONS AND CLASS OF SHARES.



  PLEASE CHOOSE ONE: [ ] Class A Shares [ ] Class B Shares [ ] Class D Shares MAKE CHECK PAYABLE TO: SELIGMAN GROUP OF FUNDS



  $______________ TOTAL AMOUNT, INVESTED AS FOLLOWS:



 $_____________ Seligman Communications
                 and Information Fund
 $_____________ Seligman Henderson
                 Global Technology Fund
 $_____________ Seligman Frontier Fund
 $_____________ Seligman Henderson Global
                 Smaller Companies Fund
 $_____________ Seligman Capital Fund
 $_____________ Seligman Henderson Global
                 Growth Opportunities Fund
 $_____________ Seligman Growth Fund
 $_____________ Seligman Henderson
                 International Fund

 $_____________ Seligman Common Stock Fund
 $_____________ Seligman Income Fund
 $_____________ Seligman High-Yield Bond Fund
 $_____________ Seligman U.S. Government Securities Fund*
 $_____________ Seligman National Tax-Exempt Fund*
 $_____________ Seligman Tax-Exempt Fund (choose one):*


 CA-Qlty.     [ ]    FL    [ ]          MD   [ ]         MN   [ ]        NY    [ ]      OR    [ ]
 CA-Hy.       [ ]    GA    [ ]          MA   [ ]         MO   [ ]        NC    [ ]      PA    [ ]
 CO           [ ]    LA    [ ]          MI   [ ]         NJ   [ ]        OH    [ ]      SC    [ ]



 $______________________________ Seligman Cash Management Fund (Class A only)




 * Currently, these funds do not offer Class B shares.



 NO REDEMPTION PROCEEDS WILL BE REMITTED TO A SHAREHOLDER WITH RESPECT TO SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) UNTIL SELIGMAN DATA CORP. RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

--------------------------------------------------------------------------------
4. SIGNATURE AND CERTIFICATION
--------------------------------------------------------------------------------



  Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify to my legal capacity to purchase or redeem shares of each Fund for my own Account, or for the Account of the organization named below. I have received and read the current Prospectus of each Fund in which I am investing and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.



A. _____________________________________________________________________________
   Date                          Signature of Investor



B. _____________________________________________________________________________
   Date                       Signature of Co-Investor, if any



--------------------------------------------------------------------------------
5. BROKER/DEALER OR FINANCIAL ADVISOR DESIGNATION
--------------------------------------------------------------------------------




-----------------------------------------------------------     ----------------------------------------
Firm Name                                                       Representative's Name


-----------------------------------------------------------     ----------------------------------------
Branch Office Address                                           Representative's ID Number


                                                                (    )
-----------------------------------------------------------     ----------------------------------------
City                     State                  Zip             Representative's Telephone Number



-----------------------------------------------------------
Branch Number

--------------------------------------------------------------------------------
6. ACCOUNT OPTIONS AND SERVICES
--------------------------------------------------------------------------------
A. DIVIDENDS
   AND GAIN
   DISTRIBUTION
   OPTIONS
              I choose the following options for each Fund listed:
              Option  1.  Dividends in  shares, gain  distributions in shares.
              Option 2.  Dividends  in  cash,  gain  distributions  in shares.
              Option 3. Dividends in cash, gain distributions in cash.

              OPTION
              ------
              1     2     3
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME
             [ ]   [ ]   [ ]  __________________________________________________
                              FUND NAME


              NOTE: IF NO ELECTION IS MADE, OPTION 1. WILL AUTOMATICALLY BE PUT INTO EFFECT.
              All dividend and/or gain  distributions  taken in  shares will  be  invested at net asset value.


B. DIVIDEND
   DIRECTION
   OPTION

         IF YOU WISH TO HAVE YOUR DIVIDEND PAYMENTS MADE TO ANOTHER PARTY OR SELIGMAN FUND, PLEASE COMPLETE THE FOLLOWING. I HEREBY
         AUTHORIZE AND REQUEST THAT MY DIVIDEND PAYMENTS FROM THE FOLLOWING FUND(S)

         ___________________________________________________________________________ BE MADE PAYABLE TO:
                FUND NAME                FUND NAME                FUND NAME

         NAME_________________________________________  SELIGMAN FUND __________________________________
                                                        (IF OPENING A NEW ACCOUNT, A MINIMUM OF $1,000 IS REQUIRED.)
         ADDRESS______________________________________

         CITY_________________________________________  ACCOUNT NUMBER__________________________________
                                                        (FOR AN EXISTING ACCOUNT.)
         STATE, ZIP___________________________________


C. LETTER OF
   INTENT SERVICE
   (CLASS A ONLY)
         I  intend to purchase, although I am not obligated to do so, additional shares of Seligman
         _______________________ Fund within a 13-month period which,  together with  the total  asset value  of shares owned, will aggregate at least:

         [  ] $50,000       [ ] $100,000       [ ] $250,000    [  ] $500,000            [   ] $1,000,000      [ ] $4,000,000
         I  AGREE TO THE ESCROW PROVISION LISTED UNDER 'TERMS AND CONDITIONS' IN THE BACK OF EACH PROSPECTUS.


D. RIGHT OF
  ACCUMULATION
  (CLASS A ONLY)

         Please identify any additional Seligman Fund accounts eligible for the Right of Accumulation or to be used toward comple-
         tion of a Letter of Intent, and check applicable box:
         [ ] I am a trustee for the following accounts, which are held by the same trust, estate, or under the terms of a pension, profit sharing or other employee benefit trust qualified under section 401 of the Internal Revenue Code.
         [ ] In calculating my holdings for Right of Accumulation or Letter of Intent purposes, I am including the following additional accounts which are registered in my name, in my spouse's name, or in the name(s) of my child(ren) under the age of 21.

             Name___________________________________ Fund_________________________ Account #___________________________


             Name___________________________________ Fund_________________________ Account #___________________________


             Name___________________________________ Fund_________________________ Account #___________________________



E. AUTOMATIC
   CASH
   WITHDRAWAL
   SERVICE
   (CLASS A; CLASS B
   SHARES HELD FOR SIX
   YEARS; OR CLASS D
   SHARES ARE HELD FOR
   ONE YEAR)

         Please send a check for $_________________ withdrawn from Seligman _______________ Fund, beginning  on the ____ day  of
         ________________ 19__, and  thereafter on the day specified of every:

                  [ ]  Month                   [  ] 3rd  Month          [  ]  6th Month                    [  ] 12th  Month

         Make payments to:      Name___________________________________________________________________________________

                                Address________________________________________________________________________________

                                City_______________________________________________ State________ Zip__________________
         Shares having a current value at offering price of $5,000 or more must be held in the account at initiation of Service, and all  shares must  be in 'book credit' form.


F. AUTOMATIC
   DOLLAR-COST-
   AVERAGING
   SERVICE

         I authorize Seligman Data Corp. to withdraw  $______________ (minimum: $100  monthly or  $250 quarterly) from  my Seligman
         Cash  Management  Fund  Class  A  account   [ ]  Monthly  or  [  ] Quarterly  to  purchase  Class  A  shares  of  Seligman
         __________________________ Fund,  beginning on the ___day of _________ 19__. Shares in the Seligman  Cash Management  Fund
         Class A account must have a current value of $5,000 at the initiation of Service and  all shares must be in  'book credit'
         form.


G. EXPEDITED
  REDEMPTION
  SERVICE, FOR
  SELIGMAN
  CASH MGMT.
  FUND ONLY

         I hereby authorize Seligman Data Corp. to honor telephone or written instructions received from me without a signature and believed by  Seligman Data Corp. to be genuine for redemption. Proceeds will be wired ONLY to the commercial bank listed below for credit to my account,  or to my address of record.  If Expedited Redemption Service is elected, no certificates for shares will be issued. I also understand and agree to the risks and procedures outlined for all telephone transactions set forth in section 6-H. of this Application.

         Investment by  [ ] Check _________________________________________________________________________________________________
                        [ ] Wire                             Name of Commercial Bank (Savings Bank May Not Be Used)


____________________________________________________  _________________________________________  __________________________________
Bank Account Name                                                   Bank Account No.                      Bank Routing No.


___________________________________________________________________________________________________________________________________
Address of Bank                                                  City                             State              Zip Code



X______________________________________________________________________   X________________________________________________________
 Signature of Investor                                Date                 Signature of Co-Investor, if any              Date


H. TELEPHONE
   SERVICE
   ELECTION

                       AVAILABLE FOR ALL TYPES OF ACCOUNTS EXCEPT AS NOTED BELOW
         Unless I check the box below, I understand that I may place the following requests by telephone:


         Redemptions up to $50,000                            Exchanges
         Address Changes                                      Dividend and/or Capital Gain Distribution Option Changes

         [ ] I DO NOT WANT TELEPHONE SERVICES FOR MYSELF AND MY  REPRESENTATIVE  NAMED  IN  SECTION  5  OF
             THIS  APPLICATION

                                                           AUTHORIZATION

I understand that the telephone services are optional and that unless I checked the box above, I authorize the Funds, all other Seligman Funds with the same account number and registration which I currently own or in which I invest in the future, and Seligman Data Corp. ('SDC'), to act upon instructions received by telephone from me or any other person (including the representative named in section 5 of this application) in accordance with the provisions regarding telephone services as set forth in the current prospectus of each such Fund, as amended from time to time. I understand that redemptions of uncertificated shares of up to $50,000 will be sent only to my account address of record, and only if such address has not changed within the 30 days preceding such request.

Any telephone instructions given in respect of this account and any account into which exchanges are made are hereby ratified and I agree that neither the Fund(s) nor SDC will be liable for any loss, cost or expense for acting upon such telephone instructions reasonably believed to be genuine and in accordance with the procedures described in each prospectus, as amended from time to time.
Such procedures include recording of telephone instructions, requesting personal and/or account information to verify a caller's identity and sending written confirmations of transactions. As a result of this policy, I may bear the risk of any loss due to unauthorized or fraudulent telephone instructions; provided, however, that if the Fund(s) or SDC fail to employ such procedures, the Fund(s) and/or SDC may be liable.

Telephone services are not available for trusts (unless the trustee and sole beneficiary are the same person), corporations or group retirement plans. IRA telephone services will include only exchanges and address changes.



I. INVEST-A-CHECK'r'                    To  start your  Invest-A-Check'r' Service,
SERVICE                                 fill out the 'Bank Authorization to  Honor
                                        Pre-Authorized  Checks' below, and forward
                                        it with an unsigned  bank check from  your
                                        regular  checking account  (marked 'void',
                                        if you wish).

                                        ACCOUNTS MAY  BE ESTABLISHED  CONCURRENTLY
                                        WITH  THE INVEST-A-CHECK'r' SERVICE WITH A
                                        $100 MINIMUM  ($200 MINIMUM  FOR  SELIGMAN
                                        COMMUNICATIONS  AND  INFORMATION  FUND) IF
                                        THE MONTHLY INVESTMENT  OPTION IS  CHOSEN,
                                        OR  WITH A $250  MINIMUM ($500 MINIMUM FOR
                                        SELIGMAN  COMMUNICATIONS  AND  INFORMATION
                                        FUND)  IF THE  QUARTERLY INVESTMENT OPTION
                                        IS CHOSEN.

                                        Please  arrange  with  my  bank  to   draw
                                        pre-authorized   checks  and   invest  the
                                        following dollar  amounts  (minimum:  $200
                                        monthly  or  $500  quarterly  for Seligman
                                        Communications and Information Fund:  $100
                                        monthly  or $250  quarterly for  all other
                                        Funds) in the designated Seligman  Fund(s)
                                        as indicated:


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name


                                        _______________________________________ $___________________    [ ] Monthly   [ ] Quarterly
                                        Fund Name

                                        I  understand  that  my  checks  will  be drawn on the fifth  day  of the  month, or  prior business day, for the period designated. I have  completed the 'Bank Authorization to Honor
                                        Pre-Authorized  Checks'  below  and  have  read  and  agree  to  the  Terms  and Conditions applicable  to the  Invest-A-Check'r'  Service as set  forth  in each Prospectus and as set forth below in the Bank Authorization.

                                                 X_________________________________________________________________________________
                                                  Signature of  Investor              (Please also sign Bank  Authorization below.)

                                                 X_________________________________________________________________________________
                                                  Signature of Co-Investor, if any


                            BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS

To:  ______________________________________________________________________________________________
                                                (Name of Bank)

___________________________________________________________________________________________________
Address of Bank or Branch (Street, City, State and Zip)

Please  honor  pre-authorized  checks  drawn  on my account by Seligman Data Corp., 100 Park Avenue, New York, N.Y.  10017, to the
order of the Fund(s) designated below:


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name


__________________________________________________________  $____________________________    [ ] Monthly      [ ] Quarterly
Fund Name

and charge them to my regular checking  account. Your authority  to do so  shall continue until  you receive written notice from me revoking it. You may terminate your participation in this arrangement at any time by written notice  to me.

I agree that your rights with respect to each pre-authorized check shall  be the same as if it were a check drawn and signed by me.
I further agree that should any such check be dishonored, with or without cause, intentionally or inadvertently, you shall be under no liability whatsoever.


_________________________________________________    ________________________________________________________
Checking Account Number                              Name(s)    of    Depositor(s)--Please Print


                                                      X______________________________________________________
                                                       Signature(s)  of  Depositor(s)--As Carried by Bank


                                                      X______________________________________________________


 To the Bank Designated above:



 Your depositor(s) named in the above form has instructed us to establish the Invest-A-Check'r' Service for his convenience. Under the terms of the Service, your depositor(s) has pre-authorized checks to be drawn against his account in a specific amount at regular intervals to the order of the designated Fund(s). Checks presented to you will be magnetic-ink coded and will otherwise conform to specifications of the American Bankers Association.



 A letter of indemnification addressed to you and signed by Seligman Financial Services, Inc., general distributor of the Seligman Mutual Funds, appears below.



 If there is anything we can do to help you in giving your depositor(s) this additional Service which he has requested, please let us know.



                                                            SELIGMAN DATA CORP.



                           INDEMNIFICATION AGREEMENT



 To the Bank designated above:


 SELIGMAN FINANCIAL SERVICES, INC., distributor of the shares of the Seligman Mutual Funds, hereby agrees:



 (1) To indemnify and hold you harmless against any loss, damage, claim or suit, and any costs or expenses reasonably incurred in connection therewith, either (a) arising as a consequence of your actions in connection with the execution and issuance of any check or draft, whether or not genuine, purporting to be executed by Seligman Data Corp. and received by you in the regular course of business for the purpose of payment, or (b) resulting from the dishonor of any such check or draft, with or without cause and intentionally or inadvertently, even though such dishonor results in suspension or termination of the Invest-A-Check'r' Service pursuant to which such checks or drafts are drawn.



 (2) To refund to you any amount erroneously paid by you on any such check or draft, provided claim for any such payment is made within 12 months after the date of payment.



                       SELIGMAN FINANCIAL SERVICES, INC.



                                                                      PRESIDENT



--   --   --   --   --   --   --   --   --   --   --   --   --   --   --   --

 J. CHECK
    REDEMPTION        Available to shareholders who own or purchase shares  having a value of at least $25,000  invested
    SERVICE           in  any  of the  following: Seligman  High-Yield Bond  Fund, Seligman  Income Fund,  Seligman U.S.
    (CLASS A ONLY)    Government Securities Fund, and any Seligman Tax-Exempt Fund, or $2,000 invested in Seligman  Cash
                      Management Fund.

                      IF  YOU WISH  TO USE  THIS SERVICE,  YOU MUST  COMPLETE SECTION  4 AND  THE SIGNATURE  CARD BELOW.
                      SHAREHOLDERS ELECTING THIS SERVICE ARE  SUBJECT TO THE CONDITIONS OF  THE TERMS AND CONDITIONS  IN
                      THE BACK OF EACH PROSPECTUS.



CHECK WRITING SIGNATURE CARD
                                                                          Authorized Signature(s)

___________________________________________________________               1. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               2. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               3. _______________________________________________
Name of Fund for Check Redemption Service

___________________________________________________________               4. _______________________________________________
Account Number (If known)

___________________________________________________________
Account Registration (Please Print)




   [ ] Check here if only one signature is required on checks.



   [ ] Check here if a combination of signatures is required and specify the number:_______________________________________________



   ACCOUNTS IN THE NAMES OF CORPORATIONS, TRUSTS, PARTNERSHIPS, ETC., MUST INDICATE THE LEGAL TITLES OF ALL AUTHORIZED SIGNATORIES. SHAREHOLDERS ELECTING THIS SERVICE ARE SUBJECT TO THE TERMS AND CONDITIONS LISTED IN THE PROSPECTUS.


--   --   --   --   --   --   --   --   --   --   --   --   --   --   --   --

                                   Managed by


                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864
the account registration. The shareholder's letter of instruction or endorsed stock power should specify the account number, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests. If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES, CUSTODIANS OR RETIREMENT PLANS. FOR FURTHER INFORMATION WITH RESPECT TO NECESSARY REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE. In the case of Class A shares, and in the case of Class B shares redeemed after six years and Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class B shares are redeemed within six years of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order less the applicable CDSL as described under 'Purchase of Shares--Class B Shares' above. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under 'Purchase Of Shares -- Class D Shares' above.



     A shareholder also may 'sell' shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL). The Fund makes no charge for this transaction, but the dealer may charge a service fee. 'Sell' or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business, will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a 'street name' account with a broker/dealer may be sold to the Fund only through a broker/dealer.



     TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares may be made once per day, in an amount of up to $50,000. One telephone redemption request per day is permitted. Telephone redemption requests received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Keogh Plans, IRAs or other retirement plans are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.

     For more information about telephone redemptions and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see 'Telephone Transactions' above.



     GENERAL. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. The Fund will not permit redemptions of shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account. The proceeds of a redemption or repurchase, may be more or less than the shareholder's cost.


     The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum amount specified by the Fund's Board of Directors, which is presently $500. Shareholders are sent a notice before the redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.


     REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A shares and then decides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, the shareholder may, within 120 calendar days of the date of the redemption, use all or any part of the proceeds of the redemption to reinstate, free of sales load, all or any part of the investment in shares of the Fund or in shares of any of the other Seligman Mutual Funds. If a shareholder redeems Class B shares or Class D shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Fund or of any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED.


     Generally, exercise of the Reinstatement Privilege does not alter the Federal income tax status of any capital gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same Fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


     Under the Fund's Administration, Shareholder Services and Distribution Plan (the 'Plan'), the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B and Class D shares. Payments under the Plan may include, but are not limited to: (i)
compensation  to   securities   dealers  and   other   organizations   ('Service
Organizations') for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Fund.


     The Plan as it relates to Class A shares, was approved by shareholders on November 23, 1992 and became effective on January 1, 1993. The Plan is reviewed by the Directors annually. The total amount paid for the year ended December 31, 1995 in respect of the Fund's Class A shares pursuant to the Plan was equal to
 .  % of the Class A shares' average daily net assets.



     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective average daily net asset value of the Class B and Class D shares. Proceeds from the Class B and Class D distribution fees are used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class B and Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations at the time of the sale. The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class B and Class D shares in one fiscal year of the Fund may be paid, respectively, from Class B and Class D Plan fees received from the Fund in any other fiscal year.



     The Plan as it relates to Class D shares was approved by the Directors on March 18, 1993 and became effective May 1, 1993. The total amount paid for the year ended December 31, 1995 by the Fund's Class D shares pursuant to the Plan was 1% per annum of the average daily net assets of Class D shares. The Plan as it relates to Class B shares was approved by the Directors on March 21, 1996. The Plan is reviewed by the Directors annually.



     Seligman Services, Inc. ('SSI'), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as a broker/dealer of record for most shareholder accounts that do not have a designated broker/dealer of record including all such shareholder accounts established after April 1, 1995 and receives compensation for providing personal service and account maintenance to such accounts of record.


EXCHANGE PRIVILEGE


     A shareholder of the Fund may, without charge, exchange at net asset value any part or all of an investment in the Fund for shares of any of the other mutual funds in the Seligman Group. Exchanges may be made by mail, or by telephone, if the shareholder has telephone services.



     Class A, Class B and Class D shares may be exchanged only for Class A, Class B and Class D shares, respectively, of another Seligman Mutual Fund on the basis of relative net asset value.



     If Class B or Class D shares that are subject to a CDSL are exchanged for Class B or Class D shares, respectively, of another fund, then for purposes of assessing the CDSL payable upon disposition of the exchanged Class B or Class D shares, the applicable holding period shall be reduced by the holding period of the original Class B or Class D shares.

     Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through use of the exchange privilege will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.


     The mutual funds in the Seligman Group available under the Exchange Privilege are:

       SELIGMAN CASH MANAGEMENT FUND, INC. invests in high quality money market instruments. Shares are sold at net asset value.

       SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.


       SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.


       SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value; income may be considered but will only be incidental to the Fund's investment objective.

       SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.


       SELIGMAN HENDERSON GLOBAL FUND SERIES, INC. consists of the Seligman Henderson International Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund and the Seligman Henderson Global Technology Fund, which seek long-term capital appreciation primarily by investing either in companies globally or internationally.


       SELIGMAN HIGH INCOME FUND SERIES seeks high current income by investing in debt securities. The Fund consists of the U.S. Government Securities Series and the High-Yield Bond Series.

       SELIGMAN INCOME FUND, INC. seeks high current income and the possibility of improvement of future income and capital value.


       SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC. invests in investment grade New Jersey tax-exempt securities. (Does not offer Class B shares.)



       SELIGMAN PENNSYLVANIA TAX-EXEMPT FUND SERIES invests in investment grade Pennsylvania tax-exempt securities. (Does not offer Class B shares.)



       SELIGMAN TAX-EXEMPT FUND SERIES, INC. consists of several State Series and a National Series. The National Tax-Exempt Series seeks to provide maximum income exempt from Federal income taxes; individual state series, each seeking to maximize income exempt from Federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not offer Class B shares.)



       SELIGMAN TAX-EXEMPT SERIES TRUST includes California Tax-Exempt Quality Series, a California Tax-Exempt High-Yield Series, a Florida Tax-Exempt Series and a North Carolina Tax-Exempt Series, each of which invests in tax-exempt securities of its designated state. (Does not offer Class B shares.)



     All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new Fund account, as will telephone services. Account services, such as Invest-A-Check'r' Service, Directed Dividends and Automatic Cash Withdrawal Service will not be carried over to the new Fund account unless specifically requested and permitted by the new Fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of a written exchange request together with certificates representing shares to be exchanged in form for transfer.



     Telephone exchanges are only available to shareholders whose accounts are registered individually, jointly or as IRAs. The Exchange Privilege via mail is generally applicable to investments in an IRA and other retirement plans, although some restrictions may apply and may be applicable to other mutual funds in the Seligman Group that may be organized by the Manager in the future. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.



     A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or if the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.



     Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchanges, which, unless objected to, are assigned to most shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see 'Telephone Transactions' above.


     Exchanges of shares are sales, and may result in a gain or loss for Federal income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE FUND

     Because excessive trading (including short-term 'market timing' trading) can hurt the Fund's performance, the Fund may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Fund's net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS

     Any distribution of the Fund's net investment income, required by Federal income tax law in order to avoid all Federal income tax liability, is generally paid to shareholders in dividends in December. Payments vary in amount depending on income received from portfolio securities and the costs of operations. The Fund distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually. Such distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.


     Shareholders may elect: (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; (3) to receive both dividends and gain distributions in cash. In the case of prototype retirement plans, dividends and gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to the shareholder accounts in additional shares. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested at the net asset value on the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see 'Telephone Transactions.'



     These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution.



     The per share dividends from net investment income on Class B and Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fee applicable with respect to Class B and Class D shares. Per share dividends of the three classes may also differ as a result of differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class D shares. See 'Purchase Of Shares -- Valuation.'


     Shareholders exchanging shares of one mutual fund for shares of another mutual fund in the Seligman Group will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared will be paid in cash regardless of the existing election.

FEDERAL INCOME TAXES

     The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. For each year so qualified, the Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

     Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares and, to the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

     Distributions of net capital gain, i.e., the excess of net long-term capital gains over any net short-term losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eligible for the dividends received deduction allowed to corporate shareholders.

     Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

     In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

     The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

     Shareholders are urged to consult their tax advisers concerning the effect of Federal income taxes on their individual circumstances.

     UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEBITED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

SHAREHOLDER INFORMATION

     Shareholders will be sent reports quarterly regarding the Fund. General information about the Fund may be requested by writing the Corporate Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free by dialing
(800) 221-7844 from all continental United States, except New York or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts may be requested by writing Shareholder Services, Seligman Data Corp. at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m.

and  6:00  p.m.  Eastern  time,  and  calls  will  be  answered  by  a   service
representative.



     24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIVS AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE 'TELEPHONE TRANSACTIONS' ABOVE.


     ACCOUNT  SERVICES.  Shareholders   are  sent   confirmation  of   financial
transactions in their Account.

     Other investor services are available. These include:


         INVEST-A-CHECK'r' SERVICE enables a shareholder to authorize additional purchases of shares automatically by electronic funds transfer from a checking account, if the bank that maintains the account is a member of the Automated Clearing House, or by preauthorized checks to be drawn on the shareholder's checking account, at regular monthly intervals in fixed amounts of $100 or more per Fund, or regular quarterly intervals in fixed amounts of $250 or more per Fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check'r' Service with a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option. Accounts established in conjunction with the Invest-A-Check'r' Service must be accompanied by the minimum investment. (See 'Terms and Conditions' on page 28.)



         AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Seligman Cash Management Fund to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more per Fund, or regular quarterly intervals in fixed amounts of $250 or more per Fund, from shares of any class of the Cash Management Fund into shares of the same class of any other Seligman Mutual Fund registered in the same name. The shareholder's Cash Management Fund account must have a value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.


         DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, the name of the Fund and the class of shares in which the investment is to be made and the shareholder's Fund account number.)

         AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ('CD') in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


         AUTOMATIC CASH WITHDRAWAL SERVICE permits payments at regular intervals to be made to a shareholder who owns or purchases Class A shares worth $5,000 or more held as book credits. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. Holders of Class B shares may elect to use this service with respect to shares that have been held for at least six years. (See 'Terms and Conditions' on page 28.)



         DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another Seligman Mutual Fund.


         OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which may be deducted from a shareholder's account, if requested.

         COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years back to 1970 are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check to Seligman Data Corp.

     TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for all types of tax-deferred retirement plans. SFSI makes available plans, plan forms and custody agreements for:

      -- Individual Retirement Accounts (IRAs);

      -- Simplified Employee Pension Plans (SEPs);

      -- Section 401(k) Plans for corporations and their employees;

      -- Section 403(b)(7)  Plans for  employees of  public school  systems  and
certain  non-profit  organizations  who  wish  to  make  deferred   compensation
arrangements; and

      -- Pension and Profit Sharing Plans for sole proprietorships, corporations and partnerships.


     These types of plans may be established only upon receipt of a written application form. The Fund may register an IRA investment for which an account application has not been received as an ordinary taxable account.


     For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, New York 10017. You may telephone toll-free by dialing (800) 445-1777 from all continental United States or you may receive information through an authorized dealer.

ADVERTISING THE FUND'S PERFORMANCE


     From time to time the Fund advertises its 'total return' and 'average annual total return', each of which are calculated separately for Class A, Class B and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The 'total return' shows what an investment in shares of Class A, Class B and Class D of the Fund would have earned over a specified period of time (for example, one, five and ten-year periods or since inception) assuming the payment of the maximum sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The 'average annual total return' is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten-year periods or since inception of the Fund); i.e., the average annual compound rate of return. The total return and average annual total return of Class A shares quoted from time to time through December 31, 1992 do not reflect the deduction of the administration, shareholder services and distribution fee and through April 10, 1991 also does not reflect the increase in the management fee approved by shareholders on April 10, 1991, which fees if reflected would reduce the performance quoted. Total return and average annual total return may also be presented without the effect of the initial sales load or CDSL, as applicable.

     From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ('Lipper'), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include Barron's, Business Week, CDA/Weisenberger Mutual Funds Investment Report, Christian Science Monitor, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Individual Investor, Investment Advisor, Investors Business Daily, Kiplinger's, Los Angeles Times, MONEY Magazine, Morningstar, Inc., Pensions and Investments, Smart Money, The New York Times, U.S.A. Today, U.S. News and World Report, The Wall Street Journal, Washington Post, Worth Magazine and Your Money.


ORGANIZATION AND CAPITALIZATION


     The Fund is an open-end diversified management investment company incorporated under the laws of the state of Maryland in 1968. The Fund is authorized to issue 500,000,000 shares of common stock, each with a par value of $1.00, divided into three classes. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by Rule 18f-3 under the 1940 Act. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.

                                    APPENDIX

MANAGEMENT FEE

     As compensation for the services performed and the facilities and personnel provided by the Manager, the Fund pays to the Manager promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Fund at the close of business on the previous business day. The term 'Applicable Percentage' means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by (ii) the Fee Base. The term 'Fee Amount' means the sum on an annual basis of:

                         .55 of 1% of the first $4 billion of Fee Base,

                         .50 of 1% of the next $2 billion of Fee Base,

                         .475 of 1% of the next $2 billion of Fee Base, and

                         .45 of 1% of Fee Base in excess of $8 billion.

     The term 'Fee Base' as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which the Manager or any affiliated company acts as investment adviser or manager (including the Fund).

SUBADVISORY FEE

     As compensation for the services performed and the facilities and personnel provided by the Subadviser, the Manager pays to the Subadviser each month a fee, equal to the Applicable Percentage of the average monthly Net Qualifying Assets of the Fund. For this purpose, the term 'Net Qualifying Assets' means the assets designated by the Manager for which the Subadviser provides investment management services less any related liabilities as designated by the Manager.

     Average monthly Net Qualifying Assets shall be determined, for any month, by taking the average of the value of the Net Qualifying Assets as of the (i) opening of business on the first day of such month and (ii) close of business on the last day of such month.

                              TERMS AND CONDITIONS

                          GENERAL ACCOUNT INFORMATION

    Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of Fund shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in a shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notifying Seligman Data Corp. in writing. These option changes must be received by Seligman Data Corp. on or before the record date for the dividend or distribution in order to be effective for that dividend or distribution. Stock certificates will not be issued, unless requested. Replacement stock certificates will be subject to a surety fee.

                           INVEST-A-CHECK'r' SERVICE


    The Invest-A-Check'r' Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. Checks in the amount specified will be drawn automatically on the shareholder's bank on the fifth day of each month unless otherwise specified (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the public offering price at the close of business on the same date. After the initial investment, the value of shares held in the shareholder's account must equal not less than two regularly scheduled investments. If a check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Service will be suspended. In the event that a check is returned marked 'unpaid,' Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be debited to the shareholder's account. The Service will be reinstated upon written request indicating that the cause of interruption has been corrected. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check'r' Service are given on the Account Application. In the event a shareholder exchanges all of the shares from one Seligman Mutual Fund to another, the shareholder must re-apply for the Invest-A-Check'r' Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check'r' Service will be continued, subject to the above conditions, in the Seligman Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check'r' Service must be accompanied by a minimum initial investment of at least $100 in connection with monthly investment options or $250 in connection with the quarterly investment option. If a shareholder uses the Invest-A-Check'r' Service to make an IRA investment, the purchase will be credited as a current year contribution. If a shareholder uses the Invest-A-Check'r' Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution.


                       AUTOMATIC CASH WITHDRAWAL SERVICE


    Automatic Cash Withdrawal Service is available to Class A shareholders, to Class B shareholders with respect to Class B shares held for six years or more, and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.

                    LETTER OF INTENT -- CLASS A SHARES ONLY

    Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to the shareholder or credited to their account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited to the shareholder's account or delivered to the shareholder. A shareholder may include the total asset value of shares of the mutual funds in the Seligman Group on which a sales load was paid owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, a shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, a shareholder has not paid this additional sales load to Seligman Financial Services, sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to the shareholder and that the required additional escrowed shares are being furnished by the shareholder.

    Shares of Seligman Cash Management Fund which have been acquired by an exchange of shares of another mutual fund in the Seligman Group on which there is a sales load may be taken into account in completing a Letter of Intent, or for Rights of Accumulation. However, shares of this Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other mutual funds in the Seligman Group.


                                                                            2/96

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

SELIGMAN
CAPITAL
FUND, INC.

-----------------------------

100 Park Avenue
New York, New York 10017



INVESTMENT MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017

PORTFOLIO SECURITIES CUSTODIAN
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York, 10004


EQCA1

-------------------
P R O S P E C T U S


[SELIGMAN CAPITAL FUND LOGO]


April  , 1996



         [JWS LOGO]
---------------------------
A Capital Appreciation Fund
      In its 27th year

                       STATEMENT OF ADDITIONAL INFORMATION
                                APRIL ____, 1996
                           SELIGMAN CAPITAL FUND, INC.


                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
        Toll Free Telephone (800) 221-2450 all continental United States
      For Retirement Plan Information - Toll-Free Telephone (800) 445-1777



         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Capital Fund, Inc., (the "Fund") dated April , 1996 It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.

         The Fund offers three classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class B shares may be purchased at net asset value and are subject to a contingent deferred sales load ("CDSL"), if applicable, in the following amount (as a percentage of the current net asset value or the original purchase price, whichever is less, if redemption occurs within the indicated number of years of issuance of such shares: 5% (less than 1 year), 4% (1 but less than 2 years), 3% (2 but less than 4 years), 2% (4 but less than 5 years), 1% (5 but less than 6 years) and 0% (6 or more years). Class B shares automatically convert to class A shares after approximately eight years resulting in lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Class D shares may be purchased at net asset value and are subject to a CDSL of 1% (of the current net asset value or the original purchase price, whichever is less) if redeemed within one year.

         Each Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class B shares and Class D shares bear a higher distribution fee that generally will cause the Class B shares and Class D shares to have a higher expense ratio and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.


                                TABLE OF CONTENTS


                                                Page


Investment Objective, Policies
  And Risks....................................  2
Investment Limitations.........................  4
Directors And Officers.........................  5
Management And Expenses........................  9
Administration, Shareholder Services And
  Distribution Plan...........................  11
Portfolio Transactions..........................11
Purchase And Redemption Of Fund Shares..........12
Distribution Services...........................14
Valuation.......................................14
Performance.....................................15
General Information.............................16
Financial Statements............................17
Appendix .......................................17


EQCA1A

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

   As stated in the Prospectus, the Fund seeks to produce capital appreciation for its shareholders.

Borrowing. The Fund may from time to time borrow money from banks to increase its portfolio of securities.


   Borrowings are subject to any applicable limitations under regulations of the Federal Reserve Board. Current asset value coverage of three times any amount borrowed is required at all times. No borrowings occurred during 1995, 1994 or 1993.


   Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset value to decline more than would otherwise be the case.

Lending of Portfolio Securities. The Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


Rights and Warrants. The Fund may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in the Fund's investment restrictions regarding such securities.


    The Fund may not invest in rights and warrants if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets, valued at the lower of cost or market. In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, rights and warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns.

    The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the Subadviser may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market involvement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

    Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parties will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

    At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

    If the Fund retains the portfolio security and engages in offsetting transactions, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

    Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which the Fund acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value and the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested. The Fund to date has not entered into any repurchase agreements and has no present intention of doing so in the future.

   Except as described under the following "Investment Limitations", the foregoing investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of its outstanding voting securities (as defined on page 5).

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average value of the portfolio securities owned during the fiscal year. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.


The Fund's portfolio turnover rates were % in 1995 and 70.72% in 1994.


                             INVESTMENT LIMITATIONS

   Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of its outstanding voting securities, the Fund may not:

- Borrow money, except in an amount not to exceed one-third of the value of its total assets less liabilities other than borrowings;


- Mortgage or pledge any of its assets, except to the extent necessary to effect permitted borrowings of up to 15% its total assets on a secured basis and except to enter into escrow arrangements in connection with the sales of permitted call options. The Fund has no present intention of investing in these types of securities, and will not do so without the prior approval of the Fund's Board of Directors;


-  Purchase securities on "margin," or sell "short";

- Invest more than 5% of the value of its total assets, at market value, in securities of any company which, with their predecessors, have been in operation less than three continuous years, provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this calculation;

- Invest more than 5% of its total assets (taken at market) in securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, buy more than 10% of the outstanding voting securities or more than 10% of all the securities of any issuer, or invest to control or manage any company;

-  Invest more than 25% of total assets at market value in any one industry;

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

- Purchase or hold any real estate, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker;

-  Purchase or sell commodities and commodity contracts;

- Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security;

- Make loans, except loans of portfolio securities and except to the extent the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks may be considered loans; or

- Write or purchase put, call, straddle or spread options except that the Fund may sell covered call options listed on a national securities exchange or quoted on NASDAQ and purchase closing call options so listed or quoted. The Fund has no present intention of investing in these types of securities, and will not do so without the prior approval of the Fund's Board of Directors.

    Although not fundamental policies subject to shareholder vote, as long as the Fund's shares are registered in certain states, it may not mortgage, pledge or hypothecate its assets to the extent that the value of such encumbered assets exceeds 10% of the per share offering price of shares of the Fund, it may not invest in interests in oil, gas or other mineral exploration or development programs and it must limit to 5% of its gross assets at market value its combined investments in securities of companies in operation for less than three years.

    Under the Investment Company Act of 1940 (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund or
(2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

    Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C.  MORRIS*              Director,  Chairman  of the Board, Chief
      (57)                       Executive  Officer and  Chairman of (57) the
                                 Executive Committee

                                 Managing Director, Chairman and President, J. &
                                 W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman
                                 Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp., shareholder service agent; Daniel Industries, Inc., manufacturer of oil and gas metering equipment; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, Chairman, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company.



BRIAN T. ZINO*                   Director, President and Member of the Executive
   (43)                          Committee

                                 Managing Director (formerly, Chief Administrative and Financial Officer), J. & W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Director or Trustee, the Seligman Group of Investment Companies; President, the Seligman Group of Investment Companies, except Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; Senior Vice President, Seligman Henderson Co., advisors; formerly, Director and Secretary, Chuo Trust - JWS Advisors, Inc., advisors; and Director, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company.

FRED E. BROWN*                   Director
   (82)
                                 Director and Consultant, J. & W. Seligman & Co.
                                 Incorporated, investment managers and advisors;
                                 and Seligman Advisors, Inc., advisors; Director
                                 or Trustee,  the Seligman  Group of  Investment
                                 Companies;  Seligman Financial Services,  Inc.,
                                 broker/dealer;    Seligman    Services    Inc.,
                                 broker/dealer;   Trudeau  Institute,  nonprofit
                                 biomedical research  organization;  Lake Placid
                                 Center for the Arts, cultural organization; and
                                 Lake  Placid  Education  Foundation,  education
                                 foundation;   formerly,   Director,   J.  &  W.
                                 Seligman    Trust    Company;    and   Seligman
                                 Securities, Inc., broker/dealer.

JOHN R. GALVIN*                  Director
   (66)
                                 Dean,  Fletcher  School of Law and Diplomacy at
                                 Tufts  University;  Director  or  Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Chairman of the American Council on Germany;  a
                                 Governor of the Center for Creative Leadership;
                                 Director   of   USLIFE,   insurance;   National
                                 Committee  on  U.S.-China  Relations,  National
                                 Defense   University   and  the  Institute  for
                                 Defense  Analysis;  and  Consultant  of Thomson
                                 CSF, electronics.  Formerly,  Ambassador,  U.S.
                                 State Department;  Distinguished Policy Analyst
                                 at Ohio State University and Olin Distinguished
                                 Professor of National  Security  Studies at the
                                 United States Military Academy. From June, 1987
                                 to  June,  1992,  he  was  the  Supreme  Allied
                                 Commander,  Europe and the  Commander-in-Chief,
                                 United States European Command.
                                 Tufts University,  Packard Avenue,  Medford, MA
                                 02155

ALICE S. ILCHMAN                 Director
   (60)
                                 President,  Sarah Lawrence College; Director or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;     Chairman,     The    Rockefeller
                                 Foundation,    charitable    foundation;    and
                                 Director,  NYNEX,  telephone  company;  and the
                                 Committee for Economic  Development;  formerly,
                                 Trustee,  The Markle Foundation,  philanthropic
                                 organization;   and   Director,   International
                                 Research
                                 and Exchange Board, intellectual exchanges.
                                 Sarah Lawrence College, Bronxville, NY  10708

FRANK A. McPHERSON               Director
   (62)
                                 Chairman  of  the  Board  and  Chief  Executive
                                 Officer,  Kerr-McGee  Corporation,  energy  and
                                 chemicals;  Director or Trustee,  the  Seligman
                                 Group  of  Investment  Companies;  Director  of
                                 Kimberly-Clark Corporation,  consumer products,
                                 Bank  of  Oklahoma  Holding  Company,  American
                                 Petroleum  Institute,  Oklahoma City Chamber of
                                 Commerce,   Baptist  Medical  Center,  Oklahoma
                                 Chapter  of the  Nature  Conservancy,  Oklahoma
                                 Medical  Research  Foundation  and  United  Way
                                 Advisory  Board;   Chairman  of  Oklahoma  City
                                 Public  Schools  Foundation;  and Member of the
                                 Business   Roundtable  and  National  Petroleum
                                 Council.
                                 123 Robert S. Kerr Avenue,  Oklahoma  City,  OK
                                 73102

JOHN E. MEROW*                   Director
   (66)
                                 Partner,   Sullivan  &   Cromwell,   law  firm;
                                 Director  or  Trustee,   Commonwealth  Aluminum
                                 Corporation;  the Seligman  Group of Investment
                                 Companies;  The  Municipal  Art  Society of New
                                 York; Commonwealth Aluminum Corporation; the U.
                                 S. Council for International  Business; and the
                                 U. S.-New Zealand Council;  Chairman,  American
                                 Australian Association;  Member of the American
                                 Law Institute and Council on Foreign Relations;
                                 and  Member  of the Board of  Governors  of the
                                 Foreign   Policy   Association   and  New  York
                                 Hospital.
                                 125 Broad Street, New York, NY  10004

BETSY S. MICHEL                  Director
   (53)
                                 Attorney;  Director  or Trustee,  the  Seligman
                                 Group of  Investment  Companies;  and  National
                                 Association of Independent Schools (Washington,
                                 D.C.),  education;  Chairman  of the  Board  of
                                 Trustees of St. George's School (Newport,  RI).
                                 St. Bernard's Road, P.O. Box 449, Gladstone, NJ
                                 07934

JAMES C. PITNEY                  Director
   (69)
                                 Partner,  Pitney,  Hardin,  Kipp &  Szuch,  law
                                 firm;  Director or Trustee,  the Seligman Group
                                 of   Investment   Companies;   Public   Service
                                 Enterprise Group, public utility. Park Avenue at Morris County, P.O. Box 1945, Morristown, NJ
                                 07962-1945

JAMES Q. RIORDAN                 Director
   (68)
                                 Director,  Various  Corporations;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;  The Brooklyn  Museum;  The Brooklyn
                                 Union Gas Company;  The  Committee for Economic
                                 Development;  Dow Jones & Co., Inc.; and Public
                                 Broadcasting Service; formerly,  Co-Chairman of
                                 the  Policy  Council  of  the  Tax  Foundation;
                                 Director and Vice Chairman,  Mobil Corporation;
                                 Director, Tesoro Petroleum Companies, Inc.; and
                                 Director and  President,  Bekaert  Corporation.
                                 675 Third  Avenue,  Suite  3004,  New York,  NY
                                 10017


RONALD T. SCHROEDER*             Director and Member of the Executive Committee
         (48)
                                 Director,    Managing    Director   and   Chief
                                 Investment  Officer,  Institutional,  J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers and advisors;  and Seligman  Advisors,
                                 Inc.,   advisors;   Director  or  Trustee,  the
                                 Seligman   Group   of   Investment   Companies;
                                 Director,   Seligman  Holdings,  Inc.,  holding
                                 company;  Seligman  Financial  Services,  Inc.,
                                 distributor;  Seligman Henderson Co., advisors;
                                 and  Seligman  Services,  Inc.,  broker/dealer;
                                 formerly,  President,  the  Seligman  Group  of
                                 Investment  Companies,  except Seligman Quality
                                 Municipal   Fund,   Inc.  and  Seligman  Select
                                 Municipal  Fund,  Inc.;  and Director,  J. & W.
                                 Seligman  Trust  Company;  Seligman Data Corp.,
                                 shareholder   service   agent;   and   Seligman
                                 Securities, Inc., broker/dealer.

ROBERT L. SHAFER                 Director
   (63)
                                 Vice President,  Pfizer Inc.,  pharmaceuticals;
                                 Director  or  Trustee,  the  Seligman  Group of
                                 Investment  Companies;  and USLIFE Corporation,
                                 life insurance.
                                 235 East 42nd Street, New York, NY  10017

JAMES N. WHITSON                 Director
   (61)
                                 Executive  Vice   President,   Chief  Operating
                                 Officer  and  Director,   Sammons  Enterprises,
                                 Inc.; Director or Trustee, the Seligman Group of Investment Companies; Red Man Pipe and
                                 Supply Company, piping and other materials; and C-SPAN. 300 Crescent Court, Suite 700, Dallas,
                                 TX 75201

LORIS D. MUZZATTI                Vice President and Portfolio Manager
   (39)
                                 Managing Director (formerly, Vice President and
                                 Portfolio  Manager),  J.  & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisors;
                                 Vice President and Portfolio Manager, two other open-end investment company in the Seligman
                                 Group of Investment Companies.

LAWRENCE P. VOGEL                Vice President
   (39)
                                 Senior  Vice  President,   Finance,   J.  &  W.
                                 Seligman   &   Co.   Incorporated,   investment
                                 managers  and  advisors;   Seligman   Financial
                                 Services,  Inc.,  broker/dealer;  and  Seligman
                                 Advisors,  Inc., advisors; Vice President,  the
                                 Seligman Group of Investment Companies;  Senior
                                 Vice President, Finance (formerly,  Treasurer),
                                 Seligman Data Corp., shareholder service agent;
                                 Treasurer,  Seligman  Holdings,  Inc.,  holding
                                 company;  and Seligman Henderson Co., advisors;
                                 formerly,   Senior  Vice  President,   Seligman
                                 Securities,   Inc.,  broker/dealer;   and  Vice
                                 President,   Finance  J  &  W  Seligman   Trust
                                 Company.

FRANK J. NASTA                   Secretary
   (31)
                                 Senior Vice President, Law and Regulation,  and
                                 Corporate  Secretary,  J. & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisers;
                                 and   Seligman   Advisors,    Inc.,   advisors;
                                 Corporate  Secretary,  the  Seligman  Group  of
                                 Investment   Companies;    Seligman   Financial
                                 Services,    Inc.,    broker/dealer    Seligman
                                 Henderson  Co.,  advisers;  Seligman  Services,
                                 Inc.,  broker/dealers;   Seligman  Data  Corp.;
                                 formerly,  Secretary,  J. & W.  Seligman  Trust
                                 Company; and attorney, Seward and Kissel.

THOMAS G. ROSE                   Treasurer
   (38)
                                 Treasurer,  the  Seligman  Group of  Investment
                                 Companies; and Seligman Data Corp., shareholder
                                 service agent;  formerly,  Treasurer,  American
                                 Investors  Advisors,   Inc.  and  the  American
                                 Investors Family of Funds.


     The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Fund to serve until the next meeting of the Board.




                                                              Compensation Table


                                                                                Pension or            Total Compensation
                                                       Aggregate            Retirement Benefits       from Registrant and
            Name and                                 Compensation           Accrued as part of         Fund Complex Paid
    Position with Registrant                      from Registrant (1)          Fund Expenses           to Directors (2)
    ------------------------                      -------------------          -------------           ----------------

   William C. Morris, Director and Chairman              N/A                       N/A                         N/A
   Brian T. Zino, Director and President                 N/A                       N/A                         N/A
   Fred E. Brown, Director                               N/A                       N/A                         N/A
   John R. Galvin, Director                                                        N/A                     $41,252.75
   Alice S. Ilchman, Director                                                      N/A                      68,000.00
   Frank A. McPherson, Director                                                    N/A                      41,252.75
   John E. Merow, Director                                                         N/A                      66,000.00(d)
   Betsy S. Michel, Director                                                       N/A                      67,000.00
   Douglas R. Nichols, Jr., Director*                                              N/A                      24,252.75
   James C. Pitney, Director                                                       N/A                      68,000.00
   James Q. Riordan, Director                                                      N/A                      70,000.00
   Herman J. Schmidt, Director*                                                    N/A                      24,747.75
   Ronald T. Schroeder, Director                         N/A                       N/A                         N/A
   Robert L. Shafer, Director                                                      N/A                      70,000.00
   James N. Whitson, Director                                                      N/A                      68,000.00(d)


----------------------
(1) Based on remuneration received by the Directors of the Fund for the year ended December 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

*Retired May 18, 1995

(d) Deferred. The total amounts of deferred compensation (including interest) payable to Messrs. Merow, Pitney and Whitson as of December 31, 1995 were $ , $ and $ , respectively. Mr. Pitney no longer defers current compensation.


     The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest is accrued on the deferred balances. The annual cost of such interest is included in the directors' fees and expenses, and the accumulated balance thereof is included in "Liabilities" in the Fund's financial statements.

     Directors and officers of the Fund are also directors or trustees and officers of some or all of the other investment companies in the Seligman Group.


     Directors and officers of the Fund as a group owned directly or indirectly shares or less than 1% of the Fund's Class A Capital Stock at March 31, 1996. As of that date, no Directors or Officers owned shares of the Fund's Class D Capital Stock.


                             MANAGEMENT AND EXPENSES


     Under the Management Agreement, dated December 29, 1988, as amended April 10, 1991, subject to the control of the Board of Directors, the Manager manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all the compensation of the directors of the Fund who are employees or consultants of the Manager and of the officers and employees of the Fund. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

     The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, based on a percentage of the daily net assets of the Fund. The method for determining this percentage is set forth in the Appendix to the Prospectus. The management fee amounted to $ in 1995, $945,288 in 1994, and $1,059,275 in 1993 which was equivalent to an annual rate of . % of the average net assets of the Fund in 1995, .53% in 1994 and .53% in 1993.

     The Fund pays all its expenses other than those assumed by the Manager, or the subadviser , including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees including fees and expenses for qualifying the Fund and its shares under Federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder recordkeeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. The Manager has undertaken to one state securities administrators, so long as required, to reimburse the Fund for each year in the amount by which total expenses, including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses, exceed 2 1/2% of the first $30,000,000 of average net assets, 2% of the next $70,000,000 of average net assets, and 1 1/2% thereafter. Such reimbursement, if any, will be made monthly.

     The Management Agreement was initially approved by the Board of Directors on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, to increase the fee rate payable to the Manager by the Fund, were approved by the Board of Directors on , 1991 and by the shareholders at a special meeting held on April 10, 1991. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) if the Manager shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

     The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See the Appendix for further history of the Manager.

     Under the Subadvisory Agreement, dated June 1, 1994, the Subadviser supervises and directs a portion of the Fund's investment in foreign securities and Depository Receipts consistent with the Fund's investment objectives, policies and principles. For these services, the Subadviser is paid a fee, by the Manager, as described in Appendix A to the Fund's Prospectus. The Subadvisory Agreement was approved by the Board of Directors at a meeting held on January 20, 1994 and by the shareholders of the Fund on May 19, 1994. The Subadvisory Agreement will continue in effect until December 31 of each year (2) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) if the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.

     For the period June 1, 1994 through December 31, 1995, the Fund did not require the services of the Subadviser.

     The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Henderson Administration Group plc, headquartered in London, is one of the largest independent money managers in Europe. The Firm currently manages approximately $ billion in assets and is recognized as a specialist in global equity investing.


     Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Manager's Code of Ethics (the "Code"). The Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code. The Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client,
(iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Code also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

     The Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

     Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN


     The  Fund  has  adopted  an   Administration,   Shareholder   Services  and
Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the Act and Rule 12b-1 thereunder.

     The Plan was approved on July 16, 1992 by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" (as defined in the Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of Shareholders held on November 23, 1992. The Plan became effective in respect of the Class A shares on January 1, 1993. The Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective with respect to the Class B shares on April , 1996. The Plan was approved in respect of the Class D shares on March 18, 1993 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on May 1, 1993. The Plan will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class . If the amount payable with respect to Class A shares under the Plan is proposed to be increased materially, the Fund will either (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.


     The Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

     The Management and Subadvisory Agreements recognize that in the purchase and sale of portfolio securities the Manager and Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager or Subadviser for their use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issues, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to the Manager and Subadviser in connection with its services to clients other than the Fund.

     In over-the-counter markets, the Fund deals with primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.


     When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager and Subadviser desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager and Subadviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

     The total brokerage commissions paid to others for execution and research and statistical services for the years 1995, 1994 and 1993, respectively, were $ , $293,441 and $161,086, of which Seligman Securities, Inc. received $13,748 in 1993. Seligman Securities, Inc. ceased functioning as a broker for the Fund and its other clients on March 31, 1993. The increase in commission costs from 1993 to 1995 is due primarily in the growth of the Fund.

                     PURCHASE AND REDEMPTION OF FUND SHARES


     The Fund issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class B shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within 6 years of purchase. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase Of Shares," and "Redemption Of Shares" in the Prospectus.


Specimen Price Make-Up


     Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales load of 4.75% and Class B and Class D shares are sold at net asset value*. Using the Fund's net asset value at December 31, 1995, the maximum offering price of the Fund's shares is as follows:



     Class A

     Net asset value per Class A share......................................            $

     Maximum sales load (4.75% of offering price)...........................            --------

     Offering price to public...............................................            ========

     Class B and Class D

     Net asset value and offering price per share*..........................

----------
* Class B shares are subject to a CDSL declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a CDSL of 1% on redemptions within one year of purchase. See "Redemption Of Shares" in the Prospectus.


Class A Shares - Reduced Front - End Sales Loads


Reductions Available. Shares of any Seligman Fund sold with a front-end sales load in a continuous offering will be eligible for the following reductions:

     Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other Funds in the Seligman Group which are sold with a front-end sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

     The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Mutual Funds in the Seligman Group sold with a front-end sales load with the total net asset value of shares of those mutual funds already owned that were sold with a front-end sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Mutual Fund in the Seligman Group on which there was a front-end sales load at the time of purchase to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Mutual Fund in the Seligman Group on which there was a front-end sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. is notified by an investor or a dealer of the amount owned at the time your purchase is made and is furnished sufficient information to permit confirmation.

     A Letter of Intent allows an investor to purchase shares over a 13-month period at reduced sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares sold with a front-end sales load of the other Mutual Funds in the Seligman Group already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Mutual Fund in the Seligman Group on which there was a sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent, see "Terms and Conditions - Letter of Intent - Class A Shares Only" accompanying the account application in the Prospectus.


Persons Entitled To Reductions. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, organizations tax exempt under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The term "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. The term "participant account plan" means any "eligible employee benefit plan" where (i) the Fund shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer and (ii) a separate Open Account is maintained in the name of such fiduciary or other person for the account of each participant in the plan (such as a payroll deduction IRA program).


     The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus), except that the Fund may sell shares at net asset value to "eligible employee benefit plans," (i) which have at least $1 million invested in the Seligman Group of Mutual Funds or (ii) of employers who have at least 50 eligible employees to whom such plan is made available or, regardless of the number of employees, if such plan is established or maintained by any dealer which has a sales agreement with Seligman Financial Services, Inc. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or Seligman Financial Services, Inc.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus any applicable sales load) although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. Any securities accepted by the Fund in payment for Fund shares will have an active and substantial market and have a value which is readily ascertainable (See "Valuation"). In accordance with Texas securities regulations, should the Fund accept securities in payment for shares, such transactions would be limited to a bona fide reorganization, statutory merger, or to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which meet the investment objectives and policies of the investment company; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

Further Types of Reductions. Class A shares may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies, to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Fund shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI, to shareholders of mutual funds with investment objectives and policies similar to the Fund's who purchase shares with redemption proceeds of such funds and to certain unit investment trusts as described in the Prospectus.

     Class A shares may be issued without a sales load to present and retired directors, trustees, officers, employees and their spouses (and family member of the foregoing) of the Funds, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.


     Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.


More About Redemptions. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on the New York Stock Exchange during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.


                              DISTRIBUTION SERVICES


     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other Mutual Funds in the Seligman Group. The Fund and SFSI are parties to a Distributing Agreement dated January 1, 1993. As general distributor of the Fund's Capital Stock, SFSI allows concessions to all dealers, as indicated in the Prospectus. Pursuant to agreements with the Fund, certain dealers may also provide sub-accounting and other services for a fee. SFSI receives the balance of sales loads and any CDSLs paid by investors. The balance of sales loads paid by investors and received by SFSI in respect of Class A shares amounted to $ in 1995, after allowance of $ as concessions to dealers; $16,143 in 1994, after allowance of $121,768 as concessions to dealers; and $36,577 in 1993, after allowance of $290,127 as concessions to dealers. No Class B shares were outstanding throughout the 3 year period ended December 31, 1995 and as a result no CDSL charges from Class B shares were retained by SFSI. For the year ended December 31, 1995, SFSI retained CDSL charges from Class D shares amounting to $ ; for the year ending December 31, 1994 $2,361; and $126 for the period May 3, 1993 to December 31, 1993.


                                    VALUATION


     Net asset value per share of each class of the Fund is determined as of the close of trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open. The NYSE is currently closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee with respect to such shares.

     Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a U.S. or foreign exchange or over-the counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Any securities for which recent market quotations are not readily available, including restricted securities, are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by the Fund will be subtracted from net asset value.


     Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

     For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                   PERFORMANCE


     The average annual total returns of Class A shares for the one-year, five-year and ten-year periods ended December 31, 1995 were %, %, and %, respectively. These amounts were computed by subtracting the maximum sales load of 4.75% of public offering price and assuming that all of the dividends and distributions paid by the Fund over the relevant time period were reinvested. It was then assumed that at the end of these periods, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). The average annual total returns for Class D shares of the Fund for the one-year period ended December 31, 1995 and since inception through December 31, 1995 were % and %, respectively. These amounts were computed assuming that all of the dividends and distributions paid by the Fund's Class D shares, if any, were reinvested over the relevant time period. For the one-year period ended December 31, 1995, it was then assumed that at the end of the period, the entire amount was redeemed, subtracting the applicable 1% CDSL. Performance information is not provided for Class B shares because no Class B shares were outstanding prior to April , 1996.

     Table A below illustrates the total return (income and capital) on Class A shares of the Fund with dividends invested and gain distributions taken in shares. It shows that a $1,000 investment in Class A shares, assuming payment of the 4.75% sales load, made on January 1, 1986 had a value of $3,306 on December 31, 1995, resulting in an aggregate total return of
        % Table B illustrates the total return (income and capital) on Class D shares of the Fund with dividends invested and gain distributions, if any, taken in shares. It shows that a $1,000 investment in Class D shares made on May 3, 1993 (commencement of offering of Class D shares) had a value of $ on December 31, 1995, resulting in an aggregate total return of %. The results shown should not be considered a representation of the dividend income or gain or loss in capital value which may be realized from an investment made in a class of shares of the Fund today.


                                             TABLE A - CLASS A SHARES


                                                                     Value of
Year Ended          Value of Initial          Value of Gain         Dividends                        Total
12/31               Investment (2)            Distribution          Invested     Total Value(2)      Return (1)(3)
------------        --------------            ------------          --------     --------------      -------------
   1986                $                        $                      $ 0         $
   1987                                                                  0
   1988                                                                  0
   1989                                                                  0
   1990                                                                  0
   1991                                                                  0
   1992                                                                  0
   1993                                                                  0
   1994                                                                  0
   1995                                                                  0



                                              TABLE B - CLASS D SHARES

                                                                    Value of
Year Ended          Value of Initial          Value of Gain         Dividends                        Total
12/31               Investment (2)            Distribution          Invested     Total Value(2)      Return (1)(3)
------              --------------            ------------          --------     --------------      -------------
   1993                $                        $                        0          $
   1994                                                                  0                                    %
   1995                                                                  0




1 For the ten years ended December 31, 1995; and from commencement of offering of Class D shares on May 3, 1993.


2 The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value" reflects the effect of the CDSL, if applicable, assumes investment of all dividends and capital gain distributions and reflects changes in the net asset value.

3 "Total Return" for each class of shares of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load for Class A shares; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSL on Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

    No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares.

    The total return and average annual total return of the Class A shares quoted from time to time through December 31, 1992 does not reflect the deduction of the administration, shareholder services and distribution fee, effective January 1, 1993; and for the periods through April 10, 1991 also does not reflect the management fee approved by shareholders on April 10, 1991, which fees if reflected would reduce the performance quoted.

    The Fund may also include its aggregate total return over a specified period in advertisements or in information furnished to present or prospective shareholders.

                               GENERAL INFORMATION

Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued Capital Stock of the Fund into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

Custodian. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for the Fund.


Auditors. _____________________, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.


                              FINANCIAL STATEMENTS


    The Annual Report to Shareholders for the year ended December 31, 1995 is incorporated by reference into this Statement of Additional Information. The Annual Report contains a schedule of the investments as of December 31, 1995, as well as certain other financial information as of that date. The Annual Report will be furnished, without charge, to investors who request copies of the Fund's Statement of Additional Information.


                                    APPENDIX

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.


         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman complex played a major role in the geographical expansion and industrial development of the United States.


The Seligman Complex:

 .... Prior to 1900


o        Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o        Is appointed U.S. Navy fiscal agent by President Grant.
o Become a leader in raising capital for America's industrial and urban development.


 ...1900-1910

o        Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping finance World War I.

 ...1920s

o Participates in hundreds of underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund.
o        Establishes Investment Advisory Service.

 ...1940s

o        Helps shape the Investment Company Act of 1940.
o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund.
o        Establishes Whitehall Fund, Inc., today Seligman Income Fund.

 ...1950-1989


o Develops new open-end investment companies. Today, manages 44 mutual fund portfolios.
o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s


o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high-quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global and international investment products.
o        Introduces Seligman Frontier Fund, Inc., a small capitalization  mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers four separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson Global Growth Opportunities Fund.

                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
      (a)      Financial Statements and Schedule:


      Part A Financial Highlights for Class A shares for the ten years ended December 31, 1995; Financial Highlights for Class D shares for the period from May 3, 1993 (commencement of offering) to December 31, 1995.

      Part B Required Financial Statements are included in the Fund's Annual Report to Shareholders, dated December 31, 1995, which are incorporated by reference in the Fund's Statement of Additional Information. These Financial Statements include: Portfolio of Investments as of December 31, 1995; Statement of Assets and Liabilities as of December 31, 1995; Statement of Operations for the year ended December 31, 1995; Statement of Changes in Net Assets for the years ended December 31, 1995 and 1994; Notes to Financial Statements; Financial Highlights for the five years ended December 31, 1995 for the Fund's Class A shares and for the period May 3, 1993 (commencement of offering) through December 31, 1995 for the Fund's Class D shares; Report of Independent Auditors (will be filed by subsequent amendment).

      (b) Exhibits: All Exhibits have been previously filed except Exhibits marked with an asterisk (*) which are incorporated herein and Exhibits marked with a double asterisk (**) which will be filed by amendment.


(1)     Articles of Incorporation of Registrant.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #26 filed on February 27, 1981.)

(1a)    Articles Supplementary.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #46 filed on April 23, 1993.)

(2)     By-laws of the Corporation.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #26 filed on February 27, 1981.)

(3)     N/A

(4)     Specimen certificate of Class D Capital Stock.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #46 filed on April 23, 1993.)


(4a)    Specimen certificate of Class B Capital Stock.**

(5) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.
        (Incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on May 1, 1995.)

(5a)    Form of Subadvisory Agreement between the Manager and Seligman Henderson
        Co.
        (Incorporated by reference to Registrant's Post-Effective Amendment No. 49 filed on May 1, 1995.)


(6) Copy of Amended Distributing Agreement between Registrant and Seligman Financial Services, Inc.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #43 filed on April 30, 1992.)

(6a)    Copy of Amended Sales Agreement  between  Seligman  Financial  Services,
        Inc.
        (Incorporated by Reference to Post-Effective Amendment No. 47 filed on March 31, 1994.)

(7) Amendments to the Amended Retirement Income Plan of J. & W. Seligman & Co. Incorporated and Trust.
        (Incorporated by Reference to Post-Effective Amendment No. 48 filed on April 29, 1994.)

(7a) Amendments to the Amended Employee's Thrift Plan of Union Data Service Center, Inc. and Trust.
        (Incorporated by Reference to Post-Effective Amendment No. 48 filed on April 29, 1994.)

(8) Copy of Custodian Agreement between Registrant and Investors Fiduciary Trust Company.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #42 filed on April 30, 1991.)

(9)     N/A


(10)    Opinion and Consent of Counsel.**

                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION (continued)
Item 24.   Financial Statements and Exhibits (continued)


(11)    Report and Consent of Independent Auditors.**


(12)    N/A

(13) Purchase Agreement for Initial Capital between Registrant's Class D shares and J. & W. Seligman & Co. Incorporated.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #46 filed on April 23, 1993.)

(14)    Copy  of  Amended  Individual   Retirement  Account  Trust  and  Related
        Documents.
        (Incorporated by Reference to Registrant's Post-Effective Amendment #43 filed on April 30, 1992.)

(14a) Copy of Amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan.
        (Incorporated by Reference to Seligman Tax-Exempt Fund Series, Inc. (File No. 2-86008) Post-Effective Amendment #24 filed on November 30, 1992.)

(14b) Copy of Amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans.
        (Incorporated by Reference to Seligman Tax-Exempt Fund Series, Inc. (File No. 2-86008) Post-Effective Amendment #24 filed on November 30, 1992.)

(14c)   Copy of Amended 403(b)(7) Custodial Account Plan.
        (Incorporated by Reference to Seligman New Jersey Tax-Exempt Fund, Inc. (File No. 33-13401) Pre-Effective Amendment #1 filed on January 1, 1988.)

(14d)   Copy of Amended Simplified Employee Pension Plan (SEP).
        (Incorporated by Reference to Registrant's Post-Effective Amendment #43 filed on April 30, 1992.)

(14e) Copy of the Amended J. & W. Seligman & Co. Incorporated (SARSEP) Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under Section 408(k) of the Internal Revenue Code).
        (Incorporated by Reference to Registrant's Post-Effective Amendment #43 filed on April 30, 1992.)

(15) Copy of Amended Administration, Shareholder Services and Distribution Plan and form of Agreement of Registrant. (Incorporated by Reference to Registrant's Post-Effective Amendment #46 filed on April 23, 1993.)

(16) Schedule for Computation of each Performance Quotation provided in Registration Statement to Item 22. (Incorporated by Reference to Registrant's Post-Effective Amendment #37 filed on March 2, 1989.)


(17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.**

(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940.*


Item 25. Persons Controlled by or Under Common Control with Registrant - Seligman Data Corp. ("SDC"), a New York Corporation, is owned by the Registrant and certain associated investment companies. The Registrant's investment in SDC is recorded at a cost of $2,199.


Item 26. Number of Holders of Securities - As of December 31, 1995, there were _______ record holders of Registrant's Class A Capital Stock and ________ holders of Registrant's Class D Capital Stock.


Item 27.    Indemnification   -  Incorporated   by  reference  to   Registrant's
            Post-Effective Amendment #42 as filed with the Commission on 5/1/92.

                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION (continued)

Item 28. Business and Other Connections of Investment Adviser - The Manager also serves as investment manager to sixteen associated investment companies. They are Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc. Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust, Seligman Select Municipal Fund, Inc. and Tri-Continental Corporation.

            The Subadviser also serves as subadviser to seven other associated investment companies. They are Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman Income Fund, Inc., the Global and Global Smaller Companies
            Portfolios of Seligman Portfolios, Inc. and Tri-Continental Corporation.

Item 28. The Manager and Subadviser have investment advisory service divisions which provide investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-5798 and SEC File No. 801-4067 both of which were filed on December 5, 1995).

Item 29.    Principal Underwriters

            (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:

                           Seligman Cash Management Fund, Inc.
                           Seligman Common Stock Fund, Inc.
                           Seligman Communications and Information Fund, Inc. Seligman Frontier Fund, Inc.
                           Seligman Growth Fund, Inc.
                           Seligman Henderson Global Fund Series, Inc.
                           Seligman High Income Fund Series
                           Seligman Income Fund, Inc.
                           Seligman New Jersey Tax-Exempt Fund, Inc.
                           Seligman Pennsylvania Tax-Exempt Fund Series
                           Seligman Portfolios, Inc.
                           Seligman Tax-Exempt Fund Series, Inc.
                           Seligman Tax-Exempt Series Trust

            (b) Name of each director, officer or partner of each principal underwriter named in the answer to Item 21:



                                               Seligman Financial Services, Inc.
                                                    As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         William C. Morris*                            Director                                    Chairman of the Board and
                                                                                                   Chief Executive Officer
         Brian T. Zino*                                Director                                    Director and President
         Ronald T. Schroeder*                          Director                                    Director
         Fred E. Brown*                                Director                                    Director
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         David Watts*                                  Director                                    None



                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION (continued)



                                               Seligman Financial Services, Inc.
                                                    As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         Stephen J. Hodgdon*                           President                                   None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Mark R. Gordon*                               Senior Vice President, Director             None
                                                       of Marketing
         Gerald I. Cetrulo, III                        Senior Vice President of Sales,             None
         140 West Parkway                              Regional Sales Manager
         Pompton Plains, NJ  07444
         Bradley F. Hanson                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438
         Bradley W. Larson                             Senior Vice President of Sales,             None
         367 Bryan Drive                               Regional Sales Manager
         Danville, CA  94526
         D. Ian Valentine                              Senior Vice President of Sales,             None
         307 Braehead Drive                            Regional Sales Manager
         Fredericksburg, VA  22401
         Helen Simon*                                  Vice President, Sales                       None
                                                       Administration Manager
         Marsha E. Jacoby*                             Vice President, National Accounts           None
                                                       Manager
         William W. Johnson*                           Vice President, Order Desk                  None
         James R. Besher                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017
         Brad Davis                                    Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         Andrew Draluck                                Regional Vice President                     None
         4215 N. Civic Center
         Blvd #273
         Scottsdale, AZ 85251
         Jonathan Evans                                Regional Vice Pesident                      None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Carla Goehring                                Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Susan Gutterud                                Regional Vice President                     None
         820 Humboldt, #6
         Denver, CO  80218
         Mark Lien                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301
         Randy D. Lierman                              Regional Vice President                     None
         2627 R.D. Mize Road
         Independence, MO  64057
         Judith L. Lyon                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201


                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION (continued)



                                               Seligman Financial Services, Inc.
                                                    As of January 18, 1996
                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
         David Meyncke                                 Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684
         Herb W. Morgan                                Regional Vice President                     None
         11308 Monticook Court
         San Diego, CA  92127
         Melinda Nawn                                  Regional Vice President                     None
         5850 Squire Hill Court
         Cincinnati, OH  45241
         Robert H. Ruhm                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce Tuckey                                  Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375
         Andrew Veasey                                 Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760
         Todd Volkman                                  Regional Vice President                     None
         4650 Cole Avenue, #216
         Dallas, TX 75205
         Kelli A. Wirth-Dumser                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         Frank P. Marino*                              Assistant Vice President, Mutual
                                                       Fund Product Manager                        None
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None


       * The principal business address of each of these directors and/or officers is 100 Park Avenue, NY, NY 10017.

       (c) Not applicable.

Item 30.   Location of Accounts and Records
               Custodian:      Investors Fiduciary Trust Company
                               127 West 10th Street
                               Kansas City, Missouri 64105 and
                               Seligman Capital Fund, Inc.
                               100 Park Avenue
                               New York, NY  10017

                                                                File No. 2-33566
                                                                        811-1886

PART C.    OTHER INFORMATION (continued)

Item 31. Management Services - Seligman Data Corp. ("SDC") the Registrant's shareholder service agent, has an agreement with The Shareholder Service Group ("TSSG") pursuant to which TSSG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by SDC, which commenced in July 1990. For the fiscal years ended December 31, 1995, 1994, and 1993, the approximate cost of these services were:

                                            1995            1994           1993
                                            ----            ----           ----
                  Class A Shares                        $ 44, 994      $ 62,500
                  Class D Shares                          $ 1,697         $ 300




Item 32. Undertakings - The Registrant undertakes, (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                                File No. 2-33566
                                                                        811-1886

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 50 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 15th day of February, 1996.


                                            SELIGMAN CAPITAL FUND, INC.


                                            By:  /s/ William C. Morris
                                                 -----------------------
                                                 William C. Morris, Chairman*


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 50 has been signed below by the following persons in the capacities indicated on February 15, 1996.


     Signature                                  Title



/s/  William C. Morris                          Chairman of the Board
----------------------                          (Principal executive officer)
William C. Morris*                              and Director



/s/  Brian T. Zino                              Director and President
----------------------
Brian T. Zino




/s/  Thomas G. Rose                              Treasurer
----------------------
Thomas G. Rose





Fred E. Brown, Director             )
Alice S. Ilchman, Director          )
John E. Merow, Director             )
Betsy S. Michel, Director           )         /s/ Brian T. Zino
                                              -----------------
James C. Pitney, Director           )         *Brian T. Zino, Attorney-in-fact
James Q. Riordan, Director          )
Ronald T. Schroeder, Director       )
Robert L. Shafer, Director          )
James N. Whitson, Director          )